Quarterly Holdings Report
for
Fidelity ZERO® Total Market Index Fund
January 31, 2025
TMX-NPRT1-0425
1.9891458.106
Common Stocks - 99.6%
	Shares	Value ($)
ARGENTINA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arcadium Lithium PLC (b)	485,391	2,786,144
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	48,036	1,026,049
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	105,808	6,604,535
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	56,439	649,613
Liberty Global Ltd Class C (b)	89,575	1,050,715

TOTAL BELGIUM		1,700,328
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	27,400	195,636
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	23,390	5,440,046
TOTAL BERMUDA		5,635,682
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	10,709	448,921
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	83,001	7,426,929
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	75,308	447,330
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)	18,248	150,364
TOTAL CANADA		8,473,544
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc Class A (b)(c)	78,150	320,415
NXP Semiconductors NV	114,614	23,902,750

TOTAL CHINA		24,223,165
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	25,476	355,390
Paper & Forest Products - 0.0%
Mercer International Inc	18,198	122,473
TOTAL GERMANY		477,863
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	217,136	690,492
IRELAND - 0.5%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	18,031	214,028
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	17,157	244,144
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	7,205	478,988
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	281,747	108,458,508
TOTAL IRELAND		109,395,668
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	44,149	729,562
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	58,637	1,412,565
KOREA (SOUTH) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	6,372	32,370
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	18,121	862,922
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	20,918	329,249
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	7,799	128,294
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	21,538	133,104
Liberty Latin America Ltd Class C (b)	47,868	293,431
		426,535
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	73,319	1,522,102
Ofg Bancorp	20,788	887,855
Popular Inc	32,151	3,309,625
		5,719,582
Financial Services - 0.0%
EVERTEC Inc	29,336	952,540
TOTAL FINANCIALS		6,672,122

TOTAL PUERTO RICO		7,098,657
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	49,246	20,284
Scilex Holding Co (b)(d)	17,231	5,678
		25,962
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	24,347	1,079,790
TOTAL SINGAPORE		1,105,752
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	32,481	3,139,613
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	42,316	616,121
TOTAL SWEDEN		3,755,734
SWITZERLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG ADR	29,292	1,456,691
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (c)	55,707	533,673
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	38,302	1,592,980
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	135,000	19,975,950
TOTAL SWITZERLAND		23,559,294
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	16,417	3,549,520
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)	15,949	125,519
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	191,921	5,767,226
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	11,281	159,626
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	192,506	5,815,606
TOTAL UNITED KINGDOM		11,867,977
UNITED STATES - 98.9%
Communication Services - 9.2%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	7,958	227,360
AST SpaceMobile Inc Class A (b)(c)	71,880	1,454,851
AT&T Inc	3,235,113	76,769,232
Atn International Inc	4,224	65,683
Bandwidth Inc Class A (b)	11,862	210,788
Cogent Communications Holdings Inc	18,857	1,420,686
Frontier Communications Parent Inc (b)	99,689	3,564,879
GCI Liberty Inc Class A (b)(e)	19,818	0
Globalstar Inc (b)	334,431	511,679
IDT Corp Class B	9,253	436,557
Iridium Communications Inc	51,378	1,477,118
Lumen Technologies Inc (b)	455,729	2,251,301
Shenandoah Telecommunications Co	21,474	231,919
Verizon Communications Inc	1,897,948	74,760,172
		163,382,225
Entertainment - 1.4%
AMC Entertainment Holdings Inc Class A (b)(c)	163,407	508,196
Atlanta Braves Holdings Inc Class A (b)	4,437	189,416
Atlanta Braves Holdings Inc Class C (b)	17,528	679,210
Cinemark Holdings Inc (b)	48,477	1,387,897
Electronic Arts Inc	107,701	13,237,530
Endeavor Group Holdings Inc Class A (c)	86,004	2,630,002
Eventbrite Inc Class A (b)	34,216	108,464
Liberty Media Corp-Liberty Formula One Class A (b)	18,002	1,584,536
Liberty Media Corp-Liberty Formula One Class C (b)	93,575	8,955,128
Liberty Media Corp-Liberty Live Class A (b)	7,374	530,706
Liberty Media Corp-Liberty Live Class C (b)	22,462	1,652,979
Lions Gate Entertainment Corp Class A (b)(c)	28,315	222,273
Lions Gate Entertainment Corp Class B (b)	54,650	383,643
Live Nation Entertainment Inc (b)	70,706	10,229,744
Madison Square Garden Entertainment Corp Class A (b)	18,814	683,701
Madison Square Garden Sports Corp Class A (b)	7,519	1,653,203
Marcus Corp/The	11,212	225,585
Netflix Inc (b)	192,739	188,259,746
Playtika Holding Corp	24,074	172,610
ROBLOX Corp Class A (b)	241,129	17,137,038
Roku Inc Class A (b)	57,665	4,772,355
Skillz Inc Class A (b)	4,989	33,176
Sphere Entertainment Co Class A (b)(c)	12,250	570,850
Take-Two Interactive Software Inc (b)	73,715	13,674,870
TKO Group Holdings Inc Class A (b)	29,973	4,652,109
Vivid Seats Inc Class A (b)(c)	42,251	181,679
Walt Disney Co/The	816,526	92,316,430
Warner Bros Discovery Inc (b)	1,007,922	10,522,706
Warner Music Group Corp Class A (c)	63,617	2,023,021
		379,178,803
Interactive Media & Services - 6.4%
Alphabet Inc Class A	2,635,436	537,681,654
Alphabet Inc Class C	2,145,105	441,033,588
Angi Inc Class A (b)(c)	34,532	62,158
Bumble Inc Class A (b)	37,621	305,106
Cargurus Inc Class A (b)	39,896	1,563,923
Cars.com Inc (b)	26,713	478,697
EverQuote Inc Class A (b)	11,526	232,825
fuboTV Inc (b)	149,726	604,893
IAC Inc Class A (b)	31,700	1,341,861
Match Group Inc	113,706	4,059,304
MediaAlpha Inc Class A (b)	14,111	160,724
Meta Platforms Inc Class A	982,953	677,431,549
Nextdoor Holdings Inc Class A (b)	95,208	249,445
Pinterest Inc Class A (b)	267,244	8,808,362
QuinStreet Inc (b)	24,849	587,927
Rumble Inc Class A (b)	37,445	463,569
Shutterstock Inc	11,186	330,211
Snap Inc Class A (b)	480,880	5,429,135
TripAdvisor Inc Class A (b)	48,883	858,385
Vimeo Inc Class A (b)	70,404	472,411
Yelp Inc Class A (b)	29,633	1,183,542
Ziff Davis Inc (b)	19,277	1,038,838
ZipRecruiter Inc Class A (b)	35,000	240,800
ZoomInfo Technologies Inc (b)	122,163	1,257,057
		1,685,875,964
Media - 0.6%
Advantage Solutions Inc Class A (b)(c)	31,802	83,957
Altice USA Inc Class A (b)	109,784	308,493
AMC Networks Inc Class A (b)(c)	15,492	149,188
Boston Omaha Corp (b)	8,548	124,288
Cable One Inc (c)	2,039	619,876
Cardlytics Inc (b)(c)	20,758	63,519
Charter Communications Inc Class A (b)	43,629	15,073,383
Clear Channel Outdoor Holdings Inc (b)	148,935	202,552
Comcast Corp Class A	1,721,496	57,945,555
EchoStar Corp Class A (b)	54,728	1,513,776
Entravision Communications Corp Class A	25,150	54,073
EW Scripps Co/The Class A (b)	24,334	45,748
Fox Corp Class A	100,155	5,125,933
Fox Corp Class B	58,808	2,858,069
Gannett Co Inc (b)	54,743	247,438
Gray Media Inc	36,926	138,103
iHeartMedia Inc Class A (b)	52,665	116,916
Integral Ad Science Holding Corp (b)	32,841	345,159
Interpublic Group of Cos Inc/The	167,807	4,811,027
John Wiley & Sons Inc Class A	18,426	754,176
Liberty Broadband Corp Class A (b)	7,074	537,836
Liberty Broadband Corp Class C (b)	50,681	3,885,206
Magnite Inc (b)	55,438	953,534
National CineMedia Inc (b)	40,676	268,055
New York Times Co/The Class A	73,448	3,988,226
News Corp Class A	159,234	4,477,660
News Corp Class B	60,946	1,928,941
Nexstar Media Group Inc	13,168	2,017,601
Omnicom Group Inc	88,170	7,652,274
Paramount Global Class A (c)	17,149	391,169
Paramount Global Class B (c)	243,584	2,650,194
PubMatic Inc Class A (b)	18,974	286,887
Scholastic Corp	10,641	206,542
Sinclair Inc Class A	17,112	250,691
Sirius XM Holdings Inc	99,819	2,396,654
Stagwell Inc Class A (b)	47,524	296,550
TechTarget Inc/old	11,522	196,220
TEGNA Inc	72,343	1,318,089
Thryv Holdings Inc (b)	19,476	341,025
Trade Desk Inc (The) Class A (b)	202,883	24,078,154
WideOpenWest Inc (b)	19,262	82,249
		148,784,986
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)(c)	25,220	212,857
NII Holdings Inc (b)(e)	11,652	0
Spok Holdings Inc	8,353	134,315
T-Mobile US Inc	219,740	51,192,828
Telephone and Data Systems Inc	43,599	1,541,225
United States Cellular Corp (b)	6,356	399,157
		53,480,382
TOTAL COMMUNICATION SERVICES		2,430,702,360

Consumer Discretionary - 11.4%
Automobile Components - 0.1%
Adient PLC (b)	41,013	714,857
American Axle & Manufacturing Holdings Inc (b)	55,884	292,273
BorgWarner Inc	98,085	3,128,912
Cooper-Standard Holdings Inc (b)	6,999	107,925
Dana Inc	59,001	940,476
Dorman Products Inc (b)	12,323	1,617,763
Fox Factory Holding Corp (b)	18,232	498,098
Gentex Corp	102,400	2,654,208
Gentherm Inc (b)	14,108	538,220
Goodyear Tire & Rubber Co/The (b)	128,134	1,136,549
Holley Inc Class A (b)	19,545	59,612
LCI Industries	11,515	1,206,657
Lear Corp	24,400	2,295,796
Luminar Technologies Inc Class A (b)(c)	11,455	65,866
Modine Manufacturing Co (b)	23,663	2,400,611
Patrick Industries Inc	14,995	1,456,614
Phinia Inc	18,813	957,394
QuantumScape Corp Class A (b)(c)	167,846	867,764
Solid Power Inc (b)(c)	68,923	95,803
Standard Motor Products Inc	9,915	307,563
Stoneridge Inc (b)	11,269	58,261
Visteon Corp (b)	12,341	1,037,384
XPEL Inc (b)(f)	10,221	428,567
		22,867,173
Automobiles - 2.1%
Ford Motor Co	1,763,451	17,775,586
General Motors Co	496,126	24,538,392
Harley-Davidson Inc	51,482	1,393,103
Lucid Group Inc Class A (b)(c)	526,870	1,454,161
Rivian Automotive Inc Class A (b)(c)	329,808	4,142,388
Tesla Inc (b)	1,259,259	509,496,192
Thor Industries Inc	23,825	2,450,163
Winnebago Industries Inc	13,166	629,335
		561,879,320
Broadline Retail - 3.9%
Amazon.com Inc (b)	4,219,670	1,002,931,166
ContextLogic Inc Class A (b)	12,083	93,885
Dillard's Inc Class A (c)	1,376	644,119
eBay Inc	216,134	14,584,722
Etsy Inc (b)	50,616	2,779,325
Groupon Inc (b)(c)	10,469	109,610
Kohl's Corp (c)	48,932	646,392
Macy's Inc	126,295	1,967,676
Nordstrom Inc	43,400	1,050,280
Ollie's Bargain Outlet Holdings Inc (b)	27,689	3,087,600
Qurate Retail Inc Class A (b)	136,952	48,358
		1,027,943,133
Distributors - 0.1%
A-Mark Precious Metals Inc	8,128	228,965
Genuine Parts Co	62,736	7,293,060
LKQ Corp	118,105	4,415,946
Pool Corp	17,135	5,898,724
		17,836,695
Diversified Consumer Services - 0.1%
ADT Inc	159,964	1,228,524
Adtalem Global Education Inc (b)	16,861	1,806,319
Bright Horizons Family Solutions Inc (b)	26,320	3,226,832
Carriage Services Inc	5,475	224,201
Chegg Inc (b)	42,026	64,720
Coursera Inc (b)	58,139	448,252
Duolingo Inc Class A (b)	17,081	6,217,313
European Wax Center Inc Class A (b)	14,609	98,611
Frontdoor Inc (b)	34,460	2,063,465
Graham Holdings Co Class B	1,530	1,421,095
Grand Canyon Education Inc (b)	12,974	2,278,753
H&R Block Inc	61,402	3,396,145
Laureate Education Inc (b)	60,821	1,138,569
Mister Car Wash Inc (b)	39,984	320,672
Nerdy Inc Class A (b)	27,542	50,126
Perdoceo Education Corp	27,746	798,530
Service Corp International/US	65,321	5,102,877
Strategic Education Inc	10,905	1,071,198
Stride Inc (b)	19,308	2,604,649
Udemy Inc (b)	41,417	309,799
Universal Technical Institute Inc (b)	18,728	513,709
WW International Inc (b)(c)	30,986	33,464
		34,417,823
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (b)	25,214	284,162
Airbnb Inc Class A (b)	195,327	25,621,043
Aramark	119,105	4,634,376
BJ's Restaurants Inc (b)	10,715	387,776
Bloomin' Brands Inc	32,574	409,129
Booking Holdings Inc	14,924	70,703,345
Boyd Gaming Corp	29,971	2,297,277
Brinker International Inc (b)	19,992	3,637,944
Caesars Entertainment Inc (b)	95,353	3,437,476
Carnival Corp (b)	468,675	12,968,237
Cheesecake Factory Inc/The (c)	21,515	1,208,067
Chipotle Mexican Grill Inc (b)	614,535	35,858,117
Choice Hotels International Inc (c)	10,009	1,474,626
Churchill Downs Inc	33,225	4,105,946
Cracker Barrel Old Country Store Inc	10,102	656,428
Darden Restaurants Inc	53,023	10,352,211
Dave & Buster's Entertainment Inc (b)	13,952	370,565
Denny's Corp (b)	21,382	135,348
Dine Brands Global Inc	7,215	219,192
Domino's Pizza Inc	15,617	7,013,907
DoorDash Inc Class A (b)	150,854	28,485,761
DraftKings Inc Class A (b)	219,441	9,205,550
Dutch Bros Inc Class A (b)	51,409	3,214,091
El Pollo Loco Holdings Inc (b)	10,450	124,041
Everi Holdings Inc (b)	38,553	525,863
Expedia Group Inc Class A (b)	55,476	9,483,622
First Watch Restaurant Group Inc (b)(c)	18,634	390,941
Golden Entertainment Inc	9,527	311,914
Hilton Grand Vacations Inc (b)	27,992	1,153,270
Hilton Worldwide Holdings Inc	109,745	28,102,402
Hyatt Hotels Corp Class A	19,027	3,010,642
Jack in the Box Inc (c)	8,895	348,595
Krispy Kreme Inc	36,502	331,073
Kura Sushi USA Inc Class A (b)	2,790	223,200
Las Vegas Sands Corp	157,396	7,213,459
Life Time Group Holdings Inc (b)	32,710	948,263
Light & Wonder Inc Class A (b)	39,948	3,511,829
Lindblad Expeditions Holdings Inc (b)	16,693	212,335
Lucky Strike Entertainment Corp Class A (c)	13,422	142,944
Marriott International Inc/MD Class A1	103,952	30,207,412
Marriott Vacations Worldwide Corp	14,697	1,275,259
McDonald's Corp	323,028	93,258,184
MGM Resorts International (b)	101,544	3,501,237
Monarch Casino & Resort Inc	6,017	513,491
Norwegian Cruise Line Holdings Ltd (b)	198,654	5,631,841
Papa John's International Inc	14,796	585,478
Penn Entertainment Inc (b)	67,190	1,384,114
Planet Fitness Inc Class A (b)	37,902	4,099,480
Playa Hotels & Resorts NV (b)	41,405	507,625
PlayAGS Inc (b)	16,810	202,392
Portillo's Inc Class A (b)(c)	26,062	362,522
Potbelly Corp (b)	11,866	147,257
Rci Hospitality Holdings Inc	3,497	194,223
Red Robin Gourmet Burgers Inc (b)	6,198	37,249
Red Rock Resorts Inc Class A	22,925	1,124,471
Royal Caribbean Cruises Ltd	111,517	29,730,432
Rush Street Interactive Inc Class A (b)	37,476	546,400
Sabre Corp (b)	171,317	573,912
Shake Shack Inc Class A (b)	18,107	2,138,980
Six Flags Entertainment Corp	42,425	1,870,518
Starbucks Corp	511,087	55,033,848
Sweetgreen Inc Class A (b)	46,749	1,538,977
Target Hospitality Corp (b)	14,865	143,150
Texas Roadhouse Inc	30,150	5,460,165
Travel + Leisure Co	30,712	1,669,504
United Parks & Resorts Inc (b)(c)	12,892	677,604
Vail Resorts Inc	16,788	2,855,975
Viking Holdings Ltd	41,209	2,086,412
Wendy's Co/The	76,359	1,132,404
Wingstop Inc	13,159	3,920,066
Wyndham Hotels & Resorts Inc	35,102	3,686,412
Wynn Resorts Ltd	41,903	3,639,276
Xponential Fitness Inc Class A (b)	10,183	170,362
Yum! Brands Inc	125,829	16,420,685
		559,042,284
Household Durables - 0.5%
Beazer Homes USA Inc (b)	12,783	283,271
Cavco Industries Inc (b)	3,660	1,861,622
Century Communities Inc	13,107	1,001,113
Champion Homes Inc (b)	23,705	2,188,683
Cricut Inc Class A	19,649	105,515
DR Horton Inc	131,678	18,685,108
Dream Finders Homes Inc Class A (b)(c)	12,005	276,955
Ethan Allen Interiors Inc	9,332	289,479
Garmin Ltd	69,225	14,942,216
Gopro Inc Class A (b)	50,551	49,141
Green Brick Partners Inc (b)	13,810	835,091
Helen of Troy Ltd (b)	10,421	643,809
Hovnanian Enterprises Inc Class A (b)	2,093	277,092
Installed Building Products Inc	10,436	2,075,094
iRobot Corp (b)	13,991	107,591
KB Home	31,680	2,125,728
La-Z-Boy Inc	18,910	892,552
Landsea Homes Corp Class A (b)	8,149	67,637
Legacy Housing Corp (b)	5,009	128,481
Leggett & Platt Inc	62,630	661,373
Lennar Corp Class A	107,673	14,131,005
Lennar Corp Class B	5,235	658,510
LGI Homes Inc (b)	9,103	812,716
Lovesac Co/The (b)	6,931	177,156
M/I Homes Inc (b)	12,195	1,534,131
Meritage Homes Corp	32,470	2,528,439
Millrose Properties Inc (e)(g)	55,935	1,202,603
Mohawk Industries Inc (b)	23,616	2,888,237
Newell Brands Inc	188,495	1,877,410
NVR Inc (b)	1,384	11,094,393
PulteGroup Inc	92,345	10,507,014
Purple Innovation Inc Class A (b)	23,698	26,304
SharkNinja Inc	29,751	3,326,459
Sonos Inc (b)	54,959	757,885
Taylor Morrison Home Corp (b)	46,421	2,992,298
Tempur Sealy International Inc	78,527	4,958,195
Toll Brothers Inc	45,688	6,204,887
TopBuild Corp (b)	13,281	4,551,133
Tri Pointe Homes Inc (b)	42,337	1,560,542
Whirlpool Corp	24,948	2,619,789
Worthington Enterprises Inc	13,935	583,877
		122,490,534
Leisure Products - 0.1%
Acushnet Holdings Corp	12,444	812,842
AMMO Inc (b)	35,649	62,386
Brunswick Corp/DE	29,545	1,992,515
Clarus Corp	11,444	55,618
Funko Inc Class A (b)(c)	15,474	216,636
Hasbro Inc	58,963	3,410,420
JAKKS Pacific Inc (b)	4,233	127,329
Johnson Outdoors Inc Class A	2,700	87,480
Malibu Boats Inc Class A (b)	9,449	361,802
MasterCraft Boat Holdings Inc (b)	5,659	103,050
Mattel Inc (b)	151,005	2,814,733
Peloton Interactive Inc Class A (b)(c)	163,367	1,266,094
Polaris Inc (c)	23,655	1,128,344
Smith & Wesson Brands Inc	19,084	200,191
Sturm Ruger & Co Inc	7,178	255,537
Topgolf Callaway Brands Corp (b)	64,499	506,962
YETI Holdings Inc (b)	38,919	1,450,122
		14,852,061
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	11,697	93,927
Abercrombie & Fitch Co Class A (b)	22,912	2,735,235
Academy Sports & Outdoors Inc	31,934	1,670,468
Advance Auto Parts Inc	26,937	1,306,445
America's Car-Mart Inc/TX (b)	3,900	189,891
American Eagle Outfitters Inc	79,349	1,280,693
Arhaus Inc Class A	23,242	285,412
Arko Corp	29,667	209,746
Asbury Automotive Group Inc (b)	8,760	2,598,917
AutoNation Inc (b)	11,690	2,204,150
AutoZone Inc (b)	7,625	25,545,351
Bath & Body Works Inc	98,326	3,698,041
Best Buy Co Inc	87,945	7,550,958
Beyond Inc (b)(c)	19,085	158,215
Boot Barn Holdings Inc (b)	13,828	2,224,234
Buckle Inc/The	13,125	624,881
Build-A-Bear Workshop Inc	5,630	238,374
Burlington Stores Inc (b)	28,369	8,054,810
Caleres Inc	15,186	278,359
Camping World Holdings Inc Class A	27,398	632,620
CarMax Inc (b)	70,184	6,010,558
Carvana Co Class A (b)	53,327	13,197,366
Chewy Inc Class A (b)	74,536	2,905,413
Children's Place Inc/The (b)(c)	8,768	85,839
Citi Trends Inc (b)	3,435	88,967
Designer Brands Inc Class A (c)	18,042	90,751
Destination XL Group Inc (b)(c)	21,164	57,566
Dick's Sporting Goods Inc	26,186	6,285,949
EVgo Inc Class A (b)	43,388	150,556
Five Below Inc (b)	24,632	2,309,989
Floor & Decor Holdings Inc Class A (b)	48,590	4,863,859
Foot Locker Inc (b)	37,796	757,810
GameStop Corp Class A (b)(c)	183,050	4,924,045
Gap Inc/The	100,491	2,418,818
Genesco Inc (b)	4,906	204,335
Group 1 Automotive Inc	5,825	2,659,054
GrowGeneration Corp (b)	24,948	34,926
Guess? Inc (c)	14,066	181,592
Haverty Furniture Cos Inc	5,427	121,728
Home Depot Inc/The	447,870	184,513,483
J Jill Inc	3,231	88,271
Leslie's Inc (b)	78,457	158,483
Lithia Motors Inc Class A	11,996	4,511,696
Lowe's Cos Inc	255,832	66,526,553
MarineMax Inc (b)	8,467	257,058
Monro Inc	12,953	254,397
Murphy USA Inc	8,312	4,180,188
National Vision Holdings Inc (b)	33,898	386,437
O'Reilly Automotive Inc (b)	26,027	33,689,869
ODP Corp/The (b)	13,882	313,733
OneWater Marine Inc Class A (b)(c)	6,216	112,323
Penske Automotive Group Inc	8,377	1,387,483
Petco Health & Wellness Co Inc Class A (b)	37,174	127,135
PetMed Express Inc (b)(c)	9,038	43,021
RealReal Inc/The (b)(c)	41,856	399,306
Revolve Group Inc Class A (b)(c)	16,732	528,397
RH (b)	6,705	2,810,133
Ross Stores Inc	149,733	22,543,800
RumbleON Inc Class B (b)	11,431	49,725
Sally Beauty Holdings Inc (b)	46,949	510,336
Shoe Carnival Inc	7,501	202,977
Signet Jewelers Ltd	19,996	1,184,363
Sleep Number Corp (b)	10,301	184,182
Sonic Automotive Inc Class A	6,453	479,135
Sportsman's Warehouse Holdings Inc (b)	14,702	29,991
Stitch Fix Inc Class A (b)	45,269	213,217
ThredUp Inc Class A (b)	41,623	91,154
TJX Cos Inc/The	508,350	63,436,997
Tractor Supply Co	241,158	13,109,349
Ulta Beauty Inc (b)	21,203	8,738,816
Upbound Group Inc	21,985	645,040
Urban Outfitters Inc (b)	25,365	1,405,728
Valvoline Inc (b)	58,091	2,155,757
Victoria's Secret & Co (b)	35,039	1,274,018
Warby Parker Inc Class A (b)	40,795	1,130,429
Wayfair Inc Class A (b)(c)	44,862	2,169,975
Williams-Sonoma Inc	57,026	12,053,586
Winmark Corp	1,309	509,973
Zumiez Inc (b)	6,779	108,193
		541,444,555
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (b)	52,589	1,303,155
Carter's Inc (c)	15,984	861,857
Columbia Sportswear Co (c)	14,419	1,273,198
Crocs Inc (b)	26,132	2,667,293
Deckers Outdoor Corp (b)	68,585	12,164,236
Figs Inc Class A (b)	56,313	320,421
G-III Apparel Group Ltd (b)	17,496	546,225
Hanesbrands Inc (b)	158,407	1,286,265
Kontoor Brands Inc	22,236	2,042,377
Levi Strauss & Co Class A	43,955	836,464
Lululemon Athletica Inc (b)	50,970	21,111,774
Movado Group Inc	6,248	119,462
NIKE Inc Class B	537,113	41,303,990
Oxford Industries Inc	6,440	540,058
PVH Corp	25,014	2,241,254
Ralph Lauren Corp Class A	18,133	4,527,810
Skechers USA Inc Class A (b)	59,123	4,454,327
Steven Madden Ltd	32,593	1,337,943
Tapestry Inc	105,262	7,677,810
Under Armour Inc Class A (b)	58,350	487,223
Under Armour Inc Class C (b)	86,504	651,375
Vera Bradley Inc (b)(c)	9,219	34,479
VF Corp	149,125	3,872,776
Wolverine World Wide Inc	36,556	816,295
		112,478,067
TOTAL CONSUMER DISCRETIONARY		3,015,251,645

Consumer Staples - 5.1%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (b)	3,978	997,165
Brown-Forman Corp Class B	82,199	2,713,389
Celsius Holdings Inc (b)(c)	71,650	1,789,817
Coca-Cola Co/The	1,747,563	110,935,299
Coca-Cola Consolidated Inc	2,657	3,633,766
Constellation Brands Inc Class A	70,517	12,749,474
Keurig Dr Pepper Inc	507,960	16,305,516
MGP Ingredients Inc (c)	6,129	221,441
Molson Coors Beverage Co Class B	78,380	4,291,305
Monster Beverage Corp (b)	316,020	15,393,334
National Beverage Corp	10,197	428,784
PepsiCo Inc	618,579	93,213,670
Vita Coco Co Inc/The (b)	17,478	654,376
		263,327,336
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc	181,975	3,648,599
Andersons Inc/The	14,682	598,292
BJ's Wholesale Club Holdings Inc (b)	59,887	5,931,807
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	2,361	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	2,361	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	2,361	0
Casey's General Stores Inc	16,742	7,061,273
Chefs' Warehouse Inc/The (b)	15,494	834,507
Costco Wholesale Corp	199,738	195,719,271
Dollar General Corp	99,202	7,049,294
Dollar Tree Inc (b)	91,109	6,682,845
Grocery Outlet Holding Corp (b)	43,496	704,200
Ingles Markets Inc Class A	6,252	414,007
Kroger Co/The	300,195	18,504,020
Performance Food Group Co (b)	70,077	6,328,654
PriceSmart Inc	11,436	1,040,333
SpartanNash Co	15,187	276,859
Sprouts Farmers Market Inc (b)	45,051	7,133,375
Sysco Corp	221,489	16,150,978
Target Corp	207,783	28,655,354
United Natural Foods Inc (b)	27,126	806,727
US Foods Holding Corp (b)	105,007	7,448,147
Walgreens Boots Alliance Inc	324,565	3,336,528
Walmart Inc	1,956,762	192,075,758
Weis Markets Inc	7,237	488,932
		510,889,760
Food Products - 0.6%
Archer-Daniels-Midland Co	215,815	11,056,202
B&G Foods Inc	36,039	233,533
Beyond Meat Inc (b)(c)	27,092	107,284
BRC Inc Class A (b)	18,139	49,157
Bunge Global SA	63,164	4,808,675
Cal-Maine Foods Inc	18,271	1,971,441
Calavo Growers Inc	7,287	166,799
Conagra Brands Inc	214,536	5,554,337
Darling Ingredients Inc (b)	71,413	2,675,131
Flowers Foods Inc	88,480	1,729,784
Fresh Del Monte Produce Inc	14,991	457,076
Freshpet Inc (b)	21,915	3,505,304
General Mills Inc	250,467	15,063,085
Hain Celestial Group Inc (b)	39,914	201,965
Hershey Co/The	66,753	9,962,885
Hormel Foods Corp	131,399	3,939,342
Ingredion Inc	29,374	4,007,789
J & J Snack Foods Corp	7,158	982,292
JM Smucker Co	48,138	5,145,471
John B Sanfilippo & Son Inc	4,135	299,126
Kellanova	120,842	9,876,417
Kraft Heinz Co/The	398,655	11,895,865
Lamb Weston Holdings Inc	64,527	3,867,748
Lancaster Colony Corp	8,621	1,454,708
McCormick & Co Inc/MD	113,798	8,788,620
Mission Produce Inc (b)	19,877	236,338
Mondelez International Inc	603,047	34,970,696
Pilgrim's Pride Corp (b)(c)	17,936	834,741
Post Holdings Inc (b)	21,179	2,248,363
Seaboard Corp	107	260,902
Seneca Foods Corp Class A (b)	2,223	162,079
Simply Good Foods Co/The (b)	40,653	1,544,814
The Campbell's Company	89,080	3,453,632
Tootsie Roll Industries Inc Class A	7,385	229,378
TreeHouse Foods Inc (b)	20,993	724,678
Tyson Foods Inc Class A	128,910	7,282,126
Utz Brands Inc Class A	32,107	428,950
Vital Farms Inc (b)	13,637	598,323
Westrock Coffee Co (b)(c)	16,119	112,188
WK Kellogg Co (c)	30,034	498,264
		161,385,508
Household Products - 1.0%
Central Garden & Pet Co (b)(c)	7,803	284,731
Central Garden & Pet Co Class A	19,876	619,933
Church & Dwight Co Inc	110,497	11,659,643
Clorox Co/The	55,791	8,852,916
Colgate-Palmolive Co	368,154	31,918,952
Energizer Holdings Inc	28,886	981,835
Kimberly-Clark Corp	150,239	19,526,563
Procter & Gamble Co/The	1,061,566	176,209,340
Reynolds Consumer Products Inc	24,398	673,629
Spectrum Brands Holdings Inc	12,802	1,082,537
WD-40 Co	6,087	1,430,141
		253,240,220
Personal Care Products - 0.1%
Beauty Health Co/The Class A (b)	30,935	51,661
BellRing Brands Inc (b)	58,468	4,522,500
Coty Inc Class A (b)	162,674	1,192,400
Edgewell Personal Care Co	22,311	742,956
elf Beauty Inc (b)(c)	25,387	2,536,415
Estee Lauder Cos Inc/The Class A	105,407	8,794,106
Herbalife Ltd (b)	46,151	251,984
Honest Co Inc/The (b)	31,560	202,300
Interparfums Inc	8,054	1,135,775
Kenvue Inc	864,599	18,407,314
Medifast Inc (b)	4,363	68,499
Nu Skin Enterprises Inc Class A	20,477	134,124
Olaplex Holdings Inc (b)	54,831	85,536
USANA Health Sciences Inc (b)	4,622	150,539
		38,276,109
Tobacco - 0.5%
Altria Group Inc	763,752	39,890,767
Philip Morris International Inc	701,009	91,271,372
Turning Point Brands Inc	7,870	501,634
Universal Corp/VA	11,008	584,745
		132,248,518
TOTAL CONSUMER STAPLES		1,359,367,451

Energy - 3.2%
Energy Equipment & Services - 0.3%
Archrock Inc	78,641	2,209,026
Atlas Energy Solutions Inc (c)	27,544	632,410
Baker Hughes Co Class A	445,857	20,589,676
Bristow Group Inc (b)	10,456	348,917
Cactus Inc Class A	30,566	1,825,096
ChampionX Corp	85,792	2,457,083
Core Laboratories Inc	20,228	343,269
DMC Global Inc (b)	9,126	74,286
Expro Group Holdings NV (b)	47,675	602,135
Halliburton Co	396,292	10,311,518
Helix Energy Solutions Group Inc (b)	65,542	525,647
Helmerich & Payne Inc	44,763	1,414,063
Innovex International Inc (b)	17,592	274,083
KLX Energy Services Holdings Inc (b)(c)	5,491	29,046
Kodiak Gas Services Inc	17,648	825,573
Liberty Energy Inc Class A	73,441	1,344,705
Nabors Industries Ltd (b)	3,856	220,640
Noble Corp PLC	59,229	1,898,289
NOV Inc	179,230	2,589,874
NPK International Inc (b)	37,981	262,829
Oceaneering International Inc (b)	46,641	1,159,029
Oil States International Inc (b)	26,404	134,132
Patterson-UTI Energy Inc	159,995	1,291,160
ProPetro Holding Corp (b)	34,187	303,581
Ranger Energy Services Inc Class A	7,501	122,941
RPC Inc	35,278	216,254
Schlumberger NV	636,938	25,655,863
SEACOR Marine Holdings Inc (b)	10,377	70,356
Select Water Solutions Inc Class A	42,271	528,388
Solaris Energy Infrastructure Inc Class A	15,693	428,262
TETRA Technologies Inc (b)	58,778	243,929
Tidewater Inc (b)	22,027	1,213,908
Transocean Ltd (b)(c)	350,744	1,374,916
Valaris Ltd (b)	29,670	1,422,380
Weatherford International PLC	32,787	2,063,942
		85,007,206
Oil, Gas & Consumable Fuels - 2.9%
Aemetis Inc (b)(c)	16,257	37,553
Amplify Energy Corp (b)	15,110	80,687
Antero Midstream Corp	150,963	2,421,447
Antero Resources Corp (b)	131,911	4,922,919
APA Corp	167,178	3,666,214
Berry Corp	36,393	158,673
California Resources Corp	32,338	1,591,030
Centrus Energy Corp Class A (b)(c)	6,424	528,695
Cheniere Energy Inc	101,220	22,637,853
Chevron Corp	753,505	112,415,411
Chord Energy Corp	28,064	3,155,797
Civitas Resources Inc	39,926	2,026,644
Clean Energy Fuels Corp (b)	74,150	245,437
CNX Resources Corp (b)	67,541	1,849,273
Comstock Resources Inc (b)(c)	40,624	753,981
ConocoPhillips	583,300	57,647,539
Core Natural Resources Inc	12,155	1,098,083
Coterra Energy Inc	331,991	9,202,791
Crescent Energy Co Class A (c)	78,440	1,181,306
CVR CHC LP	14,891	282,184
Delek US Holdings Inc	27,985	499,812
Devon Energy Corp	295,982	10,092,986
Diamondback Energy Inc	84,357	13,864,917
Dorian LPG Ltd	15,696	377,332
DT Midstream Inc	44,003	4,447,823
EOG Resources Inc	253,646	31,906,130
Eqt Corp	269,373	13,770,348
Evolution Petroleum Corp	13,086	69,486
Excelerate Energy Inc Class A	8,246	246,308
Expand Energy Corp	94,934	9,645,294
Exxon Mobil Corp	1,981,475	211,680,974
FutureFuel Corp	10,949	59,781
Gevo Inc (b)(c)	105,526	185,726
Granite Ridge Resources Inc	28,097	173,920
Green Plains Inc (b)	27,814	248,379
Gulfport Energy Corp (b)	5,641	1,006,975
Hallador Energy Co (b)	14,149	151,819
Hess Corp	124,664	17,332,036
HF Sinclair Corp	71,907	2,594,405
International Seaways Inc	18,598	724,392
Kinder Morgan Inc	871,697	23,954,234
Kinetik Holdings Inc Class A	16,942	1,091,573
Magnolia Oil & Gas Corp Class A	86,040	2,039,148
Marathon Petroleum Corp	145,055	21,135,964
Matador Resources Co	52,900	3,068,200
Murphy Oil Corp	61,789	1,645,441
New Fortress Energy Inc Class A (c)	47,583	713,745
NextDecade Corp (b)	62,845	532,926
Northern Oil & Gas Inc	44,769	1,609,446
Occidental Petroleum Corp	305,341	14,244,158
ONEOK Inc	263,597	25,613,720
Ovintiv Inc	117,716	4,969,970
Par Pacific Holdings Inc (b)	26,278	439,368
PBF Energy Inc Class A	44,145	1,291,683
Peabody Energy Corp	55,598	1,009,104
Permian Resources Corp Class A	289,539	4,241,746
Phillips 66	186,384	21,969,082
Range Resources Corp	108,619	4,023,248
REX American Resources Corp (b)	7,448	310,731
Riley Exploration Permian Inc	4,217	139,794
Ring Energy Inc (b)	51,365	66,774
SandRidge Energy Inc	15,772	186,898
Sitio Royalties Corp Class A	36,515	735,412
SM Energy Co	51,396	1,950,992
Talos Energy Inc (b)	54,756	543,180
Targa Resources Corp	98,345	19,354,296
Texas Pacific Land Corp	8,502	11,028,539
Uranium Energy Corp (b)(c)	186,304	1,315,306
VAALCO Energy Inc	43,836	179,728
Valero Energy Corp	142,870	19,001,710
Vital Energy Inc (b)(c)	12,136	387,138
Vitesse Energy Inc	11,901	307,998
W&T Offshore Inc	38,375	59,864
Williams Cos Inc/The	549,787	30,474,693
World Kinect Corp	26,539	750,258
		765,368,427
TOTAL ENERGY		850,375,633

Financials - 14.5%
Banks - 3.8%
1st Source Corp	7,622	478,052
Amalgamated Financial Corp	9,129	318,967
Amerant Bancorp Inc Class A	15,829	367,233
Ameris Bancorp	28,998	1,903,719
Arrow Financial Corp	6,917	184,061
Associated Banc-Corp	72,205	1,815,234
Atlantic Union Bankshares Corp	39,938	1,508,458
Axos Financial Inc (b)	24,192	1,691,747
Banc of California Inc	62,386	999,424
BancFirst Corp	8,944	1,065,052
Bancorp Inc/The (b)	21,902	1,337,336
Bank First Corp	4,152	420,099
Bank of America Corp	3,009,311	139,331,100
Bank of Hawaii Corp	17,746	1,322,254
Bank OZK	47,595	2,417,350
BankUnited Inc	33,353	1,371,142
Banner Corp	15,643	1,105,491
Berkshire Hills Bancorp Inc	20,010	588,494
BOK Financial Corp	10,107	1,116,015
Brookline Bancorp Inc	40,034	489,616
Byline Bancorp Inc	11,742	344,510
Cadence Bank	83,353	2,934,026
Camden National Corp	7,439	337,433
Capitol Federal Financial Inc	54,437	323,900
Cathay General Bancorp	32,090	1,523,954
Central Pacific Financial Corp	12,974	387,793
Citigroup Inc	852,718	69,436,828
Citizens Financial Group Inc	199,178	9,474,897
City Holding Co	6,718	793,597
Coastal Financial Corp/WA Class A (b)	5,169	460,971
Columbia Banking System Inc	95,207	2,656,275
Columbia Financial Inc (b)	11,387	168,414
Comerica Inc	59,253	3,988,912
Commerce Bancshares Inc/MO	54,931	3,669,391
Community Financial System Inc	23,364	1,531,043
Community Trust Bancorp Inc	6,710	359,052
Connectone Bancorp Inc	15,958	404,376
CrossFirst Bankshares Inc (b)	19,090	310,022
Cullen/Frost Bankers Inc	28,827	4,018,484
Customers Bancorp Inc (b)	13,580	773,788
CVB Financial Corp	59,148	1,232,644
Dime Community Bancshares Inc	17,870	558,080
Eagle Bancorp Inc	13,549	355,119
East West Bancorp Inc	62,319	6,416,987
Eastern Bankshares Inc	86,625	1,590,435
Enterprise Financial Services Corp	16,304	975,631
Equity Bancshares Inc Class A	5,488	239,277
Esquire Financial Holdings Inc	3,328	297,423
FB Financial Corp	16,425	867,404
Fifth Third Bancorp	302,002	13,381,709
First Bancorp/Southern Pines NC	18,361	810,271
First Bancshares Inc/The	12,840	492,414
First Busey Corp	23,018	558,877
First Citizens BancShares Inc/NC Class A	5,214	11,495,254
First Commonwealth Financial Corp	44,291	738,774
First Financial Bancorp	43,507	1,219,066
First Financial Bankshares Inc	57,984	2,160,484
First Financial Corp/IN	4,291	206,783
First Foundation Inc	36,601	188,495
First Hawaiian Inc	57,291	1,582,377
First Horizon Corp	239,965	5,252,834
First Interstate BancSystem Inc Class A	38,697	1,275,066
First Merchants Corp	26,500	1,177,660
First Mid Bancshares Inc	8,957	339,739
First of Long Island Corp/The	8,378	108,914
Flagstar Financial Inc	138,428	1,637,603
Flushing Financial Corp	11,935	166,493
FNB Corp/PA	164,674	2,583,735
Fulton Financial Corp	81,419	1,656,062
German American Bancorp Inc	13,141	543,118
Glacier Bancorp Inc	50,727	2,519,610
Great Southern Bancorp Inc	3,410	200,474
Hancock Whitney Corp	38,590	2,305,367
Hanmi Financial Corp	13,970	335,559
Harborone Northeast Bancorp Inc	15,984	173,746
Heritage Commerce Corp	31,047	300,845
Heritage Financial Corp Wash	15,287	392,876
Hilltop Holdings Inc	20,825	628,499
Hingham Institution For Savings The (c)	732	186,843
Home BancShares Inc/AR	82,831	2,500,668
HomeStreet Inc (b)	7,290	73,410
Hope Bancorp Inc	55,280	644,565
Horizon Bancorp Inc/IN	19,812	332,643
Huntington Bancshares Inc/OH	656,004	11,283,269
Independent Bank Corp	18,903	1,269,525
Independent Bank Corp/MI	9,175	333,970
International Bancshares Corp	23,843	1,571,015
JPMorgan Chase & Co	1,269,281	339,278,812
Kearny Financial Corp/MD	25,788	177,937
KeyCorp	446,482	8,027,746
Lakeland Financial Corp	11,732	798,245
Live Oak Bancshares Inc	15,180	538,738
M&T Bank Corp	74,870	15,066,839
Mercantile Bank Corp	7,206	351,725
Metropolitan Bank Holding Corp (b)	4,661	298,910
Midland States Bancorp Inc	8,759	168,698
National Bank Holdings Corp Class A	17,901	772,070
Nbt Bancorp Inc	20,934	997,086
Nicolet Bankshares Inc	5,829	653,606
Northfield Bancorp Inc	15,883	185,355
Northwest Bancshares Inc	58,838	777,250
OceanFirst Financial Corp	27,538	494,582
Old National Bancorp/IN	144,950	3,457,058
Old Second Bancorp Inc	20,067	377,059
Origin Bancorp Inc	13,924	527,998
Pacific Premier Bancorp Inc	43,274	1,120,797
Park National Corp	6,481	1,099,891
Pathward Financial Inc	11,643	928,296
Peapack-Gladstone Financial Corp	6,988	221,170
Peoples Bancorp Inc/OH	15,974	521,551
Pinnacle Financial Partners Inc	34,643	4,322,407
PNC Financial Services Group Inc/The	178,891	35,948,146
Preferred Bank/Los Angeles CA	5,642	515,453
Premier Financial Corp	17,005	473,249
Prosperity Bancshares Inc	43,542	3,483,360
Provident Financial Services Inc	58,178	1,080,365
QCR Holdings Inc	7,496	582,889
Regions Financial Corp	410,901	10,124,601
Renasant Corp	28,381	1,103,453
S&T Bancorp Inc	16,694	658,411
Sandy Spring Bancorp Inc	19,793	669,597
Seacoast Banking Corp of Florida	38,734	1,101,982
ServisFirst Bancshares Inc	23,091	2,093,661
Simmons First National Corp Class A	56,598	1,285,907
Southside Bancshares Inc	13,337	419,182
SouthState Corp	34,436	3,636,097
Stellar Bancorp Inc	20,977	595,747
Stock Yards Bancorp Inc (c)	12,045	887,837
Synovus Financial Corp	63,740	3,596,211
Texas Capital Bancshares Inc (b)	20,640	1,629,528
TFS Financial Corp	25,458	349,284
Tompkins Financial Corp	5,767	404,094
Towne Bank/Portsmouth VA	30,490	1,090,627
TriCo Bancshares	14,293	627,034
Triumph Financial Inc (b)	9,872	760,736
Truist Financial Corp	598,850	28,517,237
TrustCo Bank Corp NY	9,160	294,586
Trustmark Corp	27,803	1,042,613
UMB Financial Corp	20,274	2,390,305
United Bankshares Inc/WV	60,701	2,336,989
United Community Banks Inc/GA	53,129	1,762,289
Univest Financial Corp	13,540	411,481
US Bancorp	703,829	33,628,950
Valley National Bancorp	213,701	2,196,846
Veritex Holdings Inc	24,388	653,598
WaFd Inc	37,021	1,098,783
Washington Trust Bancorp Inc	8,119	266,060
Webster Financial Corp	77,341	4,659,022
Wells Fargo & Co	1,501,201	118,294,640
WesBanco Inc	30,261	1,060,345
Westamerica BanCorp	11,828	612,217
Western Alliance Bancorp	49,232	4,326,016
Wintrust Financial Corp	30,229	3,954,255
WSFS Financial Corp	26,529	1,485,624
Zions Bancorp NA	67,028	3,878,240
		1,016,041,495
Capital Markets - 3.5%
Acadian Asset Management Inc	13,020	324,458
Affiliated Managers Group Inc	13,516	2,540,197
Ameriprise Financial Inc	43,725	23,758,416
Ares Management Corp Class A	84,166	16,683,385
Artisan Partners Asset Management Inc Class A	31,255	1,396,786
B Riley Financial Inc (c)	6,837	31,483
Bank of New York Mellon Corp/The	327,645	28,154,535
BGC Group Inc Class A	167,226	1,595,336
Blackrock Inc	65,638	70,593,669
Blackstone Inc	325,586	57,664,536
Blue Owl Capital Inc Class A	235,430	6,123,534
Bridge Investment Group Holdings Inc Class A	16,624	133,158
Carlyle Group Inc/The	95,479	5,362,101
Cboe Global Markets Inc	47,235	9,651,528
Charles Schwab Corp/The	674,027	55,755,513
CME Group Inc Class A	162,458	38,424,566
Cohen & Steers Inc (c)	12,262	1,086,781
Coinbase Global Inc Class A (b)	92,416	26,923,553
Diamond Hill Investment Group Inc	1,168	175,247
DigitalBridge Group Inc Class A	69,324	760,484
Donnelley Financial Solutions Inc (b)	12,319	817,612
Ellington Credit Co	15,742	103,268
Evercore Inc Class A	15,888	4,627,698
FactSet Research Systems Inc	17,155	8,138,504
Federated Hermes Inc Class B	35,620	1,416,607
Forge Global Holdings Inc Class A (b)	48,646	37,457
Franklin Resources Inc	138,198	3,073,524
GCM Grosvenor Inc Class A (c)	20,369	275,389
Goldman Sachs Group Inc/The	141,531	90,636,452
Hamilton Lane Inc Class A	18,755	2,985,421
Houlihan Lokey Inc Class A	24,265	4,409,436
Interactive Brokers Group Inc Class A	49,130	10,682,827
Intercontinental Exchange Inc	258,809	41,365,442
Invesco Ltd	202,679	3,897,517
Janus Henderson Group PLC	56,805	2,552,249
Jefferies Financial Group Inc	73,087	5,619,659
KKR & Co Inc Class A	304,457	50,865,631
Lazard Inc Class A	50,788	2,761,344
LPL Financial Holdings Inc	33,765	12,388,041
MarketAxess Holdings Inc	16,928	3,734,825
Moelis & Co Class A	31,979	2,503,636
Moody's Corp	70,259	35,090,155
Morgan Stanley	559,297	77,423,484
Morningstar Inc	12,164	3,997,577
MSCI Inc	35,347	21,094,029
Nasdaq Inc	186,347	15,343,812
Northern Trust Corp	89,376	10,036,031
Open Lending Corp (b)	50,001	302,506
Oppenheimer Holdings Inc Class A	2,865	197,169
P10 Inc Class A	19,892	271,725
Perella Weinberg Partners Class A	25,896	668,635
Piper Sandler Cos	7,201	2,283,725
PJT Partners Inc Class A	10,570	1,743,733
Raymond James Financial Inc	82,528	13,904,317
Robinhood Markets Inc Class A (b)	320,339	16,641,611
S&P Global Inc	143,095	74,611,164
SEI Investments Co	44,357	3,840,429
State Street Corp	132,303	13,444,631
StepStone Group Inc Class A	28,905	1,852,232
Stifel Financial Corp	46,250	5,358,063
StoneX Group Inc (b)	12,704	1,391,342
T Rowe Price Group Inc	100,372	11,735,494
TPG Inc Class A	39,772	2,674,667
Tradeweb Markets Inc Class A	52,505	6,662,885
Victory Capital Holdings Inc Class A	20,220	1,338,160
Virtu Financial Inc Class A	36,532	1,463,472
Virtus Invt Partners Inc	3,027	603,887
WisdomTree Inc	52,016	509,237
		924,515,977
Consumer Finance - 0.7%
Ally Financial Inc	124,138	4,837,658
American Express Co	250,862	79,636,143
Bread Financial Holdings Inc	22,762	1,441,517
Capital One Financial Corp	172,075	35,053,398
Credit Acceptance Corp (b)	2,818	1,430,896
Discover Financial Services	113,235	22,770,426
Encore Capital Group Inc (b)(c)	10,690	529,155
Enova International Inc (b)	11,734	1,317,963
EZCORP Inc Class A (b)	24,095	289,381
FirstCash Holdings Inc	17,696	1,931,518
Green Dot Corp Class A (b)	23,676	210,006
LendingClub Corp (b)	50,453	680,611
Lendingtree Inc (b)	5,135	230,716
Moneylion Inc Class A (b)	2,883	250,763
Navient Corp	35,597	486,611
Nelnet Inc Class A	7,912	871,665
NerdWallet Inc Class A (b)	16,190	231,193
OneMain Holdings Inc	53,816	2,988,941
PRA Group Inc (b)	17,536	387,721
PROG Holdings Inc	19,084	815,841
SLM Corp	95,441	2,663,758
SoFi Technologies Inc Class A (b)	490,050	7,732,989
Synchrony Financial	175,656	12,116,751
Upstart Holdings Inc (b)(c)	35,609	2,305,505
World Acceptance Corp (b)	1,357	191,554
		181,402,680
Financial Services - 4.3%
Affirm Holdings Inc Class A (b)	111,437	6,805,458
Apollo Global Management Inc	201,630	34,474,697
AvidXchange Holdings Inc (b)	84,377	894,396
Berkshire Hathaway Inc Class B (b)	826,355	387,287,799
Block Inc Class A (b)	252,660	22,946,581
Cannae Holdings Inc	26,432	522,296
Cantaloupe Inc (b)	27,225	221,612
Cass Information Systems Inc	4,972	204,797
Corebridge Financial Inc	118,593	4,003,700
Corpay Inc (b)	31,458	11,969,454
Enact Holdings Inc	13,029	440,120
Equitable Holdings Inc	141,638	7,707,940
Essent Group Ltd	47,932	2,792,039
Euronet Worldwide Inc (b)	18,770	1,848,845
Federal Agricultural Mortgage Corp Class C	4,244	839,378
Fidelity National Information Services Inc	242,742	19,776,191
Fiserv Inc (b)	256,480	55,409,939
Flywire Corp (b)	49,721	961,107
Global Payments Inc	114,925	12,969,286
HA Sustainable Infrastructure Capital Inc	54,153	1,516,826
I3 Verticals Inc Class A (b)	9,680	240,935
International Money Express Inc (b)	14,261	269,676
Jack Henry & Associates Inc	32,801	5,710,326
Jackson Financial Inc	33,202	3,128,956
Marqeta Inc Class A (b)	181,178	697,535
Mastercard Inc Class A	369,494	205,228,052
Merchants Bancorp/IN	12,518	524,880
MGIC Investment Corp	113,695	2,903,770
Mr Cooper Group Inc (b)	28,733	2,982,773
NCR Atleos Corp (b)	32,492	1,035,195
NewtekOne Inc	9,486	125,974
NMI Holdings Inc (b)	36,016	1,390,938
Paymentus Holdings Inc Class A (b)	9,621	307,487
Payoneer Global Inc (b)	114,892	1,217,855
PayPal Holdings Inc (b)	452,178	40,053,927
PennyMac Financial Services Inc	14,306	1,497,695
Radian Group Inc	67,571	2,298,765
Remitly Global Inc (b)	67,287	1,581,245
Repay Holdings Corp Class A (b)	32,745	244,605
Rocket Cos Inc Class A (b)(c)	62,185	783,531
Sezzle Inc (b)	1,220	285,492
Shift4 Payments Inc Class A (b)(c)	31,119	3,729,612
Toast Inc Class A (b)	186,660	7,638,127
UWM Holdings Corp Class A	42,297	255,051
Visa Inc Class A	779,087	266,291,938
Voya Financial Inc	43,275	3,072,092
Walker & Dunlop Inc	14,643	1,406,753
Western Union Co/The	151,735	1,565,905
WEX Inc (b)	17,837	3,280,046
		1,133,341,597
Insurance - 2.1%
AFLAC Inc	225,285	24,191,103
Allstate Corp/The	119,460	22,975,742
Ambac Financial Group Inc (b)	20,991	244,125
American Coastal Insurance Corp	12,811	156,166
American Financial Group Inc/OH	32,657	4,459,640
American International Group Inc	281,213	20,714,150
Amerisafe Inc	8,558	428,071
Aon PLC	97,417	36,124,172
Arch Capital Group Ltd	169,007	15,729,481
Arthur J Gallagher & Co	112,621	33,991,270
Assurant Inc	23,227	4,998,218
Assured Guaranty Ltd	21,572	2,040,711
Axis Capital Holdings Ltd	34,521	3,142,101
Baldwin Insurance Group Inc/The Class A (b)	30,826	1,262,325
Bowhead Specialty Holdings Inc	3,835	123,986
Brighthouse Financial Inc (b)	26,896	1,659,752
Brown & Brown Inc	106,845	11,182,398
Chubb Ltd	168,944	45,932,495
Cincinnati Financial Corp	70,628	9,679,567
CNO Financial Group Inc	46,301	1,849,262
eHealth Inc (b)	14,905	148,156
Employers Holdings Inc	11,239	552,509
Enstar Group Ltd (b)	5,614	1,835,722
Erie Indemnity Co Class A	11,228	4,524,323
Everest Group Ltd	19,356	6,726,404
Fidelity National Financial Inc	117,437	6,831,310
First American Financial Corp	46,965	2,969,127
Genworth Financial Inc Class A (b)	192,384	1,390,936
Globe Life Inc	37,704	4,603,281
Goosehead Insurance Inc Class A	10,918	1,170,082
Hanover Insurance Group Inc/The	16,282	2,492,611
Hartford Financial Services Group Inc/The	130,665	14,575,681
HCI Group Inc (c)	3,813	464,919
Hippo Holdings Inc (b)	8,173	228,844
Horace Mann Educators Corp	18,338	708,397
James River Group Holdings Ltd	15,637	74,745
Kemper Corp	27,377	1,839,187
Kinsale Capital Group Inc	10,012	4,424,703
Lemonade Inc (b)(c)	24,979	830,302
Lincoln National Corp	77,336	2,719,134
Loews Corp	81,476	6,962,124
Markel Group Inc (b)	5,789	10,586,807
Marsh & McLennan Cos Inc	221,195	47,972,772
MBIA Inc (b)	17,679	125,698
Mercury General Corp	11,664	581,334
MetLife Inc	262,226	22,685,171
Old Republic International Corp	104,800	3,833,584
Oscar Health Inc Class A (b)	89,376	1,483,642
Palomar Hldgs Inc (b)	12,032	1,297,892
Primerica Inc	15,068	4,372,282
Principal Financial Group Inc	94,924	7,826,484
ProAssurance Corp (b)	23,317	348,822
Progressive Corp/The	264,071	65,077,657
Prudential Financial Inc	160,583	19,392,003
Reinsurance Group of America Inc	29,700	6,767,442
RLI Corp	37,640	2,760,894
Root Inc/OH Class A (b)	3,473	338,618
Ryan Specialty Holdings Inc Class A	47,997	3,195,640
Safety Insurance Group Inc	6,387	504,637
Selective Insurance Group Inc	27,407	2,305,751
Skyward Specialty Insurance Group Inc (b)	14,680	650,030
Stewart Information Services Corp	12,262	799,360
The Travelers Companies, Inc.	102,364	25,097,606
Tiptree Inc Class A	8,700	174,348
Trupanion Inc (b)(c)	14,914	707,520
TWFG Inc Class A	5,893	169,011
United Fire Group Inc	9,533	236,514
Universal Insurance Holdings Inc	11,622	224,769
Unum Group	75,482	5,755,503
W R Berkley Corp	135,921	7,996,232
White Mountains Insurance Group Ltd	1,150	2,222,329
Willis Towers Watson PLC	45,400	14,962,251
		567,409,835
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	397,378	3,961,859
Annaly Capital Management Inc	251,475	5,132,605
Apollo Commercial Real Estate Finance Inc	57,771	511,851
Arbor Realty Trust Inc (c)	84,334	1,129,232
Ares Commercial Real Estate Corp	22,328	126,375
ARMOUR Residential REIT Inc	25,778	485,142
Blackstone Mortgage Trust Inc Class A (c)	78,399	1,411,182
Brightspire Capital Inc Class A	59,212	333,364
Chimera Investment Corp	38,486	573,057
Claros Mortgage Trust Inc	51,927	171,358
Dynex Capital Inc	35,995	477,654
Ellington Financial Inc	39,503	496,158
Franklin BSP Realty Trust Inc	41,715	531,032
Granite Point Mortgage Trust Inc	22,413	63,652
Invesco Mortgage Capital Inc	29,008	245,408
Kkr Real Estate Finance Trust Inc	26,039	259,869
Ladder Capital Corp Class A	51,478	577,068
MFA Financial Inc	45,113	473,687
New York Mortgage Trust Inc	41,784	251,958
Orchid Island Capital Inc	37,642	314,311
Pennymac Mortgage Investment Trust	37,859	514,882
Ready Capital Corp	78,324	520,855
Redwood Trust Inc	58,955	386,155
Rithm Capital Corp	234,535	2,699,498
Starwood Property Trust Inc	144,942	2,804,628
TPG RE Finance Trust Inc	26,751	224,975
Two Harbors Investment Corp	49,217	627,517
		25,305,332
TOTAL FINANCIALS		3,848,016,916

Health Care - 10.6%
Biotechnology - 2.1%
2seventy bio Inc (b)(c)	21,169	56,310
4D Molecular Therapeutics Inc (b)	16,455	92,148
89bio Inc (b)	46,928	450,509
AbbVie Inc	796,839	146,538,692
Absci Corp (b)(c)	35,935	133,319
ACADIA Pharmaceuticals Inc (b)	55,619	1,037,851
ACELYRIN Inc (b)	32,080	63,198
Actinium Pharmaceuticals Inc (b)	11,993	13,912
Acumen Pharmaceuticals Inc (b)	10,753	16,130
Adicet Bio Inc (b)	24,551	21,728
ADMA Biologics Inc (b)	106,465	1,719,410
Adverum Biotechnologies Inc (b)	7,276	30,705
Agenus Inc (b)	8,034	30,529
Agios Pharmaceuticals Inc (b)	25,826	888,156
Akebia Therapeutics Inc (b)	84,411	189,081
Akero Therapeutics Inc (b)	29,789	1,610,989
Aldeyra Therapeutics Inc (b)	19,506	102,211
Alector Inc (b)	35,544	59,003
Alkermes PLC (b)	73,293	2,310,928
Allogene Therapeutics Inc (b)(c)	66,099	118,978
Alnylam Pharmaceuticals Inc (b)	58,195	15,788,885
Altimmune Inc (b)(c)	30,099	199,857
ALX Oncology Holdings Inc (b)	11,035	16,111
Amgen Inc	242,421	69,191,802
Amicus Therapeutics Inc (b)	121,566	1,164,602
AnaptysBio Inc (b)	8,276	148,389
Anavex Life Sciences Corp (b)(c)	37,680	349,294
Anika Therapeutics Inc (b)	6,040	103,042
Annexon Inc (b)	37,409	143,651
Apellis Pharmaceuticals Inc (b)	48,963	1,420,417
Apogee Therapeutics Inc (b)	14,164	585,823
Arbutus Biopharma Corp (b)	70,475	234,682
Arcellx Inc (b)	17,389	1,184,713
Arcturus Therapeutics Holdings Inc (b)	10,405	176,573
Arcus Biosciences Inc (b)	23,882	308,078
Arcutis Biotherapeutics Inc (b)	47,169	624,518
Ardelyx Inc (b)	104,734	561,374
Arrowhead Pharmaceuticals Inc (b)	55,365	1,100,656
ARS Pharmaceuticals Inc (b)(c)	23,676	308,262
Astria Therapeutics Inc (b)	17,322	136,151
Aura Biosciences Inc (b)	17,727	139,157
Avid Bioservices Inc (b)	28,614	357,103
Avidity Biosciences Inc (b)	54,199	1,784,773
Avita Medical Inc (b)	10,629	96,724
Beam Therapeutics Inc (b)	34,204	886,568
BioCryst Pharmaceuticals Inc (b)	90,641	716,064
Biogen Inc (b)	66,024	9,502,834
Biohaven Ltd (b)	38,396	1,468,647
BioMarin Pharmaceutical Inc (b)	86,251	5,464,863
Biomea Fusion Inc (b)(c)	9,640	40,295
Bluebird Bio Inc (b)(c)	3,891	30,155
Blueprint Medicines Corp (b)	28,712	3,230,961
Bridgebio Pharma Inc (b)	66,616	2,278,933
C4 Therapeutics Inc (b)	27,392	95,050
Cabaletta Bio Inc (b)(c)	18,419	44,021
CareDx Inc (b)	23,378	544,707
Cargo Therapeutics Inc (b)(c)	16,094	57,938
Caribou Biosciences Inc (b)	33,799	48,333
Carisma Therapeutics Inc rights (b)(e)	58,324	1
Cartesian Therapeutics Inc rights (b)(e)	43,098	18,532
Catalyst Pharmaceuticals Inc (b)	51,273	1,156,719
Celcuity Inc (b)	14,239	170,156
Celldex Therapeutics Inc (b)	29,133	713,467
Cogent Biosciences Inc (b)	45,880	427,143
Coherus Biosciences Inc (b)(c)	57,905	68,328
Crinetics Pharmaceuticals Inc (b)	42,243	1,702,393
Cullinan Therapeutics Inc (b)	22,527	237,885
Cytokinetics Inc (b)(c)	53,365	2,639,433
Day One Biopharmaceuticals Inc (b)	29,932	370,259
Denali Therapeutics Inc (b)	55,844	1,301,165
Disc Medicine Inc (b)	8,931	498,350
Dynavax Technologies Corp (b)	56,728	740,300
Dyne Therapeutics Inc (b)	34,988	497,529
Editas Medicine Inc (b)(c)	33,533	43,928
Emergent BioSolutions Inc (b)	25,057	281,891
Enanta Pharmaceuticals Inc (b)	8,003	40,895
Erasca Inc (b)(c)	92,793	175,379
Exact Sciences Corp (b)	83,433	4,676,420
Exelixis Inc (b)	128,472	4,258,847
Fate Therapeutics Inc (b)	41,271	53,652
Geron Corp (b)	229,255	657,962
Gilead Sciences Inc	562,001	54,626,497
Gossamer Bio Inc (b)	83,053	82,521
GRAIL Inc (c)	13,335	403,784
Halozyme Therapeutics Inc (b)	57,516	3,257,706
Heron Therapeutics Inc (b)(c)	62,097	105,565
Humacyte Inc Class A (b)(c)	46,418	212,594
Ideaya Biosciences Inc (b)	41,025	998,959
IGM Biosciences Inc (b)	8,400	12,683
ImmunityBio Inc (b)(c)	67,205	231,857
Immunovant Inc (b)	29,024	630,982
Incyte Corp (b)	72,282	5,360,433
Inhibrx Biosciences Inc	3,513	47,707
Inovio Pharmaceuticals Inc (b)(c)	11,130	23,262
Inozyme Pharma Inc (b)	18,533	26,688
Insmed Inc (b)	80,599	6,172,271
Intellia Therapeutics Inc (b)	45,122	465,659
Ionis Pharmaceuticals Inc (b)	70,415	2,246,239
Iovance Biotherapeutics Inc (b)	101,079	591,312
Ironwood Pharmaceuticals Inc Class A (b)	59,414	139,029
iTeos Therapeutics Inc (b)	11,038	83,227
Janux Therapeutics Inc (b)	14,868	646,461
KalVista Pharmaceuticals Inc (b)(c)	18,920	168,577
Karyopharm Therapeutics Inc (b)(c)	46,157	28,714
Keros Therapeutics Inc (b)	14,119	160,957
Kiniksa Pharmaceuticals International Plc Class A (b)	15,416	302,154
Kodiak Sciences Inc (b)	12,909	82,618
Krystal Biotech Inc (b)	11,372	1,816,563
Kura Oncology Inc (b)	32,173	254,488
Kymera Therapeutics Inc (b)	21,511	851,620
Larimar Therapeutics Inc (b)	14,757	56,667
Lexeo Therapeutics Inc (b)	10,598	57,547
Lexicon Pharmaceuticals Inc (b)(c)	77,364	58,503
Lyell Immunopharma Inc (b)	67,561	39,881
MacroGenics Inc (b)	25,995	77,985
Madrigal Pharmaceuticals Inc (b)	7,681	2,571,599
MannKind Corp (b)(c)	120,995	700,561
Mersana Therapeutics Inc (b)	41,378	25,195
MiMedx Group Inc (b)	51,074	444,344
Mineralys Therapeutics Inc (b)	9,918	102,155
Mirum Pharmaceuticals Inc (b)(c)	18,003	879,987
Moderna Inc (b)	152,669	6,018,212
Myriad Genetics Inc (b)	40,073	507,725
Natera Inc (b)	59,418	10,512,233
Neurocrine Biosciences Inc (b)	45,712	6,939,996
Novavax Inc (b)(c)	71,765	623,638
Nurix Therapeutics Inc (b)	30,750	606,083
Nuvalent Inc Class A (b)	17,396	1,492,751
Ocugen Inc (b)(c)	134,607	97,913
Olema Pharmaceuticals Inc (b)(c)	17,191	105,037
OmniAb Operations Inc (b)(e)	2,111	4,539
OmniAb Operations Inc (b)(e)	2,111	4,031
Organogenesis Holdings Inc Class A (b)	30,318	111,570
ORIC Pharmaceuticals Inc (b)	21,243	221,352
PDL BioPharma Inc (b)(e)	20,940	0
PDS Biotechnology Corp (b)(c)	14,485	23,755
Praxis Precision Medicines Inc (b)	7,988	611,481
Precigen Inc (b)(c)	54,612	73,726
Prime Medicine Inc (b)(c)	26,123	73,144
Protagonist Therapeutics Inc (b)	26,598	1,005,404
PTC Therapeutics Inc (b)	34,983	1,605,020
Puma Biotechnology Inc (b)	16,692	48,240
RAPT Therapeutics Inc (b)	11,447	13,049
Recursion Pharmaceuticals Inc Class A (b)(c)	130,471	944,610
Regeneron Pharmaceuticals Inc (b)	47,514	31,975,972
REGENXBIO Inc (b)	19,300	155,751
Relay Therapeutics Inc (b)	56,574	252,886
Replimune Group Inc (b)	25,628	358,279
Revolution Medicines Inc (b)	77,514	3,329,226
Rhythm Pharmaceuticals Inc (b)	23,567	1,400,587
Rigel Pharmaceuticals Inc (b)	8,013	173,481
Rocket Pharmaceuticals Inc (b)	40,468	434,626
Roivant Sciences Ltd (b)	196,543	2,187,524
Sage Therapeutics Inc (b)	26,282	190,545
Sana Biotechnology Inc (b)(c)	55,858	179,863
Sangamo Therapeutics Inc (b)(c)	79,796	98,149
Sarepta Therapeutics Inc (b)	43,245	4,917,821
Savara Inc (b)(c)	53,500	144,450
Scholar Rock Holding Corp (b)	33,334	1,346,027
SpringWorks Therapeutics Inc (b)	33,589	1,259,588
Stoke Therapeutics Inc (b)	17,090	196,193
Summit Therapeutics Inc (b)(c)	63,316	1,361,294
Sutro Biopharma Inc (b)	31,338	60,169
Syndax Pharmaceuticals Inc (b)	38,663	547,855
Tango Therapeutics Inc (b)	28,298	84,328
Tenaya Therapeutics Inc (b)(c)	19,974	21,172
TG Therapeutics Inc (b)	60,491	1,917,565
Travere Therapeutics Inc (b)	35,305	722,340
Twist Bioscience Corp (b)	26,122	1,368,009
Tyra Biosciences Inc (b)	8,760	126,670
Ultragenyx Pharmaceutical Inc (b)	41,528	1,786,950
United Therapeutics Corp (b)	20,166	7,081,694
Vanda Pharmaceuticals Inc (b)	25,201	111,136
Vaxcyte Inc (b)	51,600	4,557,312
Vera Therapeutics Inc Class A (b)	25,277	942,327
Veracyte Inc (b)	35,262	1,603,716
Vericel Corp (b)	22,495	1,316,857
Vertex Pharmaceuticals Inc (b)	116,159	53,628,287
Verve Therapeutics Inc (b)(c)	30,836	234,662
Viking Therapeutics Inc (b)(c)	50,465	1,652,729
Vir Biotechnology Inc (b)	40,960	425,984
Viridian Therapeutics Inc (b)	31,417	608,861
Voyager Therapeutics Inc (b)	19,706	107,398
X4 Pharmaceuticals Inc (b)(c)	55,323	38,732
Xencor Inc (b)	32,628	596,440
Y-mAbs Therapeutics Inc (b)	14,594	87,126
Zentalis Pharmaceuticals Inc (b)	23,272	40,493
		543,068,561
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	781,889	100,027,060
Align Technology Inc (b)	31,671	6,939,433
Alphatec Holdings Inc (b)	44,929	529,713
AngioDynamics Inc (b)	18,493	211,005
Artivion Inc (b)	16,968	525,329
AtriCure Inc (b)	21,535	858,600
Avanos Medical Inc (b)	21,156	364,306
Axogen Inc (b)	19,974	363,727
Baxter International Inc	230,791	7,514,555
Becton Dickinson & Co	130,289	32,259,556
Boston Scientific Corp (b)	664,024	67,969,497
Butterfly Network Inc Class A (b)	71,421	284,970
Cerus Corp (b)	77,452	144,835
CONMED Corp	14,289	1,025,664
Cooper Cos Inc/The (b)	89,776	8,667,873
CVRx Inc (b)	6,770	108,185
DENTSPLY SIRONA Inc	89,714	1,772,749
Dexcom Inc (b)	176,266	15,305,177
Edwards Lifesciences Corp (b)	266,093	19,278,438
Embecta Corp	25,790	462,415
Enovis Corp (b)	25,464	1,196,299
Envista Holdings Corp (b)	78,913	1,619,295
GE HealthCare Technologies Inc	206,081	18,196,952
Glaukos Corp (b)	24,985	3,908,653
Globus Medical Inc Class A (b)	51,155	4,743,092
Haemonetics Corp (b)	22,873	1,579,381
Hologic Inc (b)	105,093	7,581,409
ICU Medical Inc (b)	11,079	1,820,944
IDEXX Laboratories Inc (b)	36,965	15,601,078
Inari Medical Inc (b)	22,700	1,808,509
Inogen Inc (b)	9,831	114,924
Inspire Medical Systems Inc (b)	13,531	2,618,249
Insulet Corp (b)	31,643	8,808,778
Integer Holdings Corp (b)	14,983	2,130,882
Integra LifeSciences Holdings Corp (b)	29,874	779,711
Intuitive Surgical Inc (b)	160,592	91,839,353
iRadimed Corp	3,848	227,840
iRhythm Technologies Inc (b)	13,966	1,520,199
Lantheus Holdings Inc (b)	31,432	2,907,774
LeMaitre Vascular Inc	9,235	895,149
LivaNova PLC (b)	24,248	1,211,188
Masimo Corp (b)	20,019	3,487,910
Medtronic PLC	578,125	52,505,313
Merit Medical Systems Inc (b)	26,169	2,849,281
Neogen Corp (b)(c)	89,976	1,031,125
Nevro Corp (b)	14,671	74,382
Novocure Ltd (b)	44,329	1,086,947
Omnicell Inc (b)	20,537	923,960
OraSure Technologies Inc (b)	30,306	121,830
Orthofix Medical Inc (b)	17,089	313,241
OrthoPediatrics Corp (b)	7,531	180,744
Outset Medical Inc (b)(c)	22,243	17,793
Paragon 28 Inc (b)	18,052	235,037
Penumbra Inc (b)	17,335	4,627,925
PROCEPT BioRobotics Corp (b)	24,306	1,762,185
Pulmonx Corp (b)	16,111	91,510
QuidelOrtho Corp (b)	29,731	1,292,109
ResMed Inc	66,211	15,637,714
RxSight Inc (b)	15,473	524,071
Semler Scientific Inc (b)(c)	2,582	134,161
Senseonics Holdings Inc (b)(c)	272,153	261,485
SI-BONE Inc (b)	17,033	285,473
Sight Sciences Inc (b)	14,387	40,283
Solventum Corp	62,538	4,631,564
STAAR Surgical Co (b)	21,773	526,689
STERIS PLC	44,425	9,802,376
Stryker Corp	154,661	60,517,303
Surmodics Inc (b)	5,868	199,747
Tactile Systems Technology Inc (b)	11,147	195,184
Tandem Diabetes Care Inc (b)	29,279	1,085,080
Teleflex Inc	20,864	3,760,527
TransMedics Group Inc (b)(c)	14,961	1,010,616
Treace Medical Concepts Inc (b)	18,063	181,533
UFP Technologies Inc (b)	3,330	914,618
Utah Medical Products Inc	1,407	86,151
Varex Imaging Corp (b)	18,925	260,030
Zimmer Biomet Holdings Inc	89,842	9,835,902
Zimvie Inc (b)	11,689	161,776
Zynex Inc (b)(c)	7,677	60,187
		616,436,508
Health Care Providers & Services - 2.1%
23andMe Holding Co Class A (b)	6,444	19,976
Acadia Healthcare Co Inc (b)	42,058	1,897,236
Accolade Inc (b)	34,473	237,519
AdaptHealth Corp (b)	49,357	534,043
Addus HomeCare Corp (b)	8,228	1,029,816
agilon health Inc (b)	137,451	459,086
Alignment Healthcare Inc (b)	44,733	688,441
Amedisys Inc (b)	14,942	1,382,135
AMN Healthcare Services Inc (b)	17,208	473,564
Astrana Health Inc (b)	18,566	684,528
Brookdale Senior Living Inc (b)	89,215	413,065
Cardinal Health Inc	109,070	13,487,596
Castle Biosciences Inc (b)	12,985	367,086
Cencora Inc	78,960	20,072,422
Centene Corp (b)	227,796	14,585,803
Chemed Corp	6,763	3,800,806
Cigna Group/The	125,449	36,908,350
Clover Health Investments Corp Class A (b)	186,207	817,449
Community Health Systems Inc (b)	52,604	168,333
Concentra Group Holdings Parent Inc	49,224	1,147,411
CorVel Corp (b)	12,455	1,442,912
Cross Country Healthcare Inc (b)	13,503	246,025
CVS Health Corp	567,637	32,060,138
DaVita Inc (b)	20,260	3,569,812
DocGo Inc Class A (b)(c)	39,078	191,091
Elevance Health Inc	104,579	41,381,910
Encompass Health Corp	45,311	4,498,023
Enhabit Inc (b)	20,871	175,316
Ensign Group Inc/The	25,683	3,586,888
Fulgent Genetics Inc (b)	8,166	135,882
Guardant Health Inc (b)	55,824	2,622,612
HCA Healthcare Inc	82,230	27,128,499
HealthEquity Inc (b)	39,476	4,358,940
Henry Schein Inc (b)	56,116	4,489,280
Hims & Hers Health Inc Class A (b)(c)	85,692	3,194,598
Humana Inc	54,320	15,928,254
Labcorp Holdings Inc	37,682	9,412,964
LifeStance Health Group Inc (b)	56,536	450,592
McKesson Corp	57,233	34,039,327
ModivCare Inc (b)	5,365	21,460
Molina Healthcare Inc (b)	25,772	7,999,887
National HealthCare Corp	5,948	610,681
National Research Corp Class A	5,846	97,453
NeoGenomics Inc (b)	58,498	836,521
OPKO Health Inc (b)(c)	172,351	261,974
Option Care Health Inc (b)	76,486	2,364,947
Owens & Minor Inc (b)	33,676	479,546
Patterson Cos Inc	35,241	1,090,709
Pediatrix Medical Group Inc (b)	37,014	517,456
Pennant Group Inc/The (b)	15,800	418,226
Premier Inc Class A (c)	43,577	987,455
Privia Health Group Inc (b)	45,680	1,043,788
Progyny Inc (b)	33,333	772,326
Quest Diagnostics Inc	50,253	8,196,264
RadNet Inc (b)	29,439	1,927,371
Select Medical Holdings Corp	46,582	916,268
Surgery Partners Inc (b)	33,491	853,686
Talkspace Inc Class A (b)	64,535	200,059
Tenet Healthcare Corp (b)	42,925	6,047,703
UnitedHealth Group Inc	414,964	225,113,821
Universal Health Services Inc Class B	26,518	5,000,234
US Physical Therapy Inc	6,595	585,042
		554,430,605
Health Care Technology - 0.1%
American Well Corp (b)(c)	5,314	57,285
Certara Inc (b)	50,466	718,131
Definitive Healthcare Corp Class A (b)	28,888	140,396
Doximity Inc Class A (b)	57,465	3,396,182
Evolent Health Inc Class A (b)	48,185	503,533
GoodRx Holdings Inc Class A (b)	44,518	212,351
Health Catalyst Inc (b)	26,424	148,767
HealthStream Inc	11,786	384,813
Multiplan Corp Class A (b)(c)	2,738	49,996
OptimizeRx Corp (b)	7,478	41,502
Phreesia Inc (b)	25,190	716,907
Schrodinger Inc/United States (b)	25,190	631,639
Simulations Plus Inc	6,602	226,581
Teladoc Health Inc (b)	75,873	770,870
TruBridge Inc (b)	5,817	144,378
Veeva Systems Inc Class A (b)	67,041	15,637,984
Waystar Holding Corp (b)	21,013	844,512
		24,625,827
Life Sciences Tools & Services - 1.1%
10X Genomics Inc Class A (b)	47,367	710,505
Adaptive Biotechnologies Corp (b)	50,497	391,352
Agilent Technologies Inc	129,612	19,638,810
Avantor Inc (b)	307,006	6,840,094
Azenta Inc (b)	20,762	1,122,186
Bio-Rad Laboratories Inc Class A (b)	8,740	3,154,091
Bio-Techne Corp	71,804	5,281,184
BioLife Solutions Inc (b)	15,663	427,678
Bruker Corp	49,896	2,901,452
Charles River Laboratories International Inc (b)	23,010	3,791,128
Codexis Inc (b)	38,541	161,487
CryoPort Inc (b)	20,613	155,422
Cytek Biosciences Inc (b)	47,118	242,658
Danaher Corp	289,758	64,540,697
Fortrea Holdings Inc (b)	40,244	676,502
Illumina Inc (b)	71,701	9,517,591
IQVIA Holdings Inc (b)	77,845	15,674,869
Lifecore Biomedical Inc (b)	14,145	84,020
Maravai LifeSciences Holdings Inc Class A (b)	51,613	254,452
MaxCyte Inc (United States) (b)	44,403	200,258
Medpace Holdings Inc (b)	11,538	4,028,493
Mesa Laboratories Inc	2,470	340,094
Mettler-Toledo International Inc (b)	9,524	12,994,927
OmniAb Inc (b)(c)	40,100	129,122
Pacific Biosciences of California Inc (b)(c)	109,184	168,143
Quanterix Corp (b)	16,214	149,007
Repligen Corp (b)	23,494	3,904,938
Revvity Inc	55,052	6,943,709
Sotera Health Co (b)	68,833	943,700
Standard BioTools Inc (b)	136,175	211,071
Thermo Fisher Scientific Inc	172,409	103,057,480
Waters Corp (b)	26,783	11,127,801
West Pharmaceutical Services Inc	32,688	11,164,586
		290,929,507
Pharmaceuticals - 2.9%
Alumis Inc	5,287	39,547
Amneal Intermediate Inc Class A (b)	69,350	572,831
Amphastar Pharmaceuticals Inc (b)	17,238	601,089
Amylyx Pharmaceuticals Inc (b)	22,464	81,994
ANI Pharmaceuticals Inc (b)	7,164	420,097
Arvinas Inc (b)	29,263	515,321
Assertio Holdings Inc (b)	38,618	30,995
Atea Pharmaceuticals Inc (b)	32,281	98,780
Axsome Therapeutics Inc (b)	18,527	1,972,384
Bristol-Myers Squibb Co	914,463	53,907,594
Cassava Sciences Inc (b)(c)	19,276	45,877
Collegium Pharmaceutical Inc (b)	14,107	453,117
Corcept Therapeutics Inc (b)	41,959	2,807,896
CorMedix Inc (b)	27,794	285,444
Edgewise Therapeutics Inc (b)	26,258	735,749
Elanco Animal Health Inc (b)	224,321	2,698,582
Eli Lilly & Co	355,278	288,158,880
Enliven Therapeutics Inc (b)(c)	14,610	319,375
Esperion Therapeutics Inc (b)(c)	82,112	146,980
Evolus Inc (b)	23,225	324,453
EyePoint Pharmaceuticals Inc (b)	31,616	241,862
Fulcrum Therapeutics Inc (b)	20,762	82,218
Harmony Biosciences Holdings Inc (b)	17,358	672,970
Harrow Inc (b)	13,780	423,322
Innoviva Inc (b)	23,985	447,080
Intra-Cellular Therapies Inc (b)	44,470	5,651,248
Jazz Pharmaceuticals PLC (b)	27,217	3,384,978
Johnson & Johnson	1,085,355	165,136,763
Ligand Pharmaceuticals Inc (b)	8,764	1,021,444
Liquidia Corp (b)	21,481	305,675
Merck & Co Inc	1,140,617	112,715,772
Mind Medicine MindMed Inc (b)(c)	33,677	228,667
Nuvation Bio Inc Class A (b)	117,755	272,014
Ocular Therapeutix Inc (b)	56,785	437,245
Omeros Corp (b)(c)	25,320	218,258
Organon & Co	114,863	1,787,268
Pacira BioSciences Inc (b)	21,151	556,906
Perrigo Co PLC	62,505	1,557,000
Pfizer Inc	2,555,440	67,770,269
Phathom Pharmaceuticals Inc (b)(c)	21,644	129,648
Phibro Animal Health Corp Class A	8,449	184,273
Pliant Therapeutics Inc (b)	24,927	267,965
Prestige Consumer Healthcare Inc (b)	22,169	1,701,914
Rapport Therapeutics Inc (b)	4,513	74,058
Revance Therapeutics Inc (b)	44,842	162,776
Royalty Pharma PLC Class A	172,377	5,443,666
scPharmaceuticals Inc (b)(c)	9,159	30,408
SIGA Technologies Inc	16,451	98,377
Supernus Pharmaceuticals Inc (b)	24,468	938,837
Tarsus Pharmaceuticals Inc (b)	15,463	831,291
Terns Pharmaceuticals Inc (b)	28,102	125,335
Theravance Biopharma Inc (b)	16,315	153,035
Ventyx Biosciences Inc (b)	24,623	49,492
Viatris Inc	539,568	6,086,327
WaVe Life Sciences Ltd (b)	53,695	621,251
Xeris Biopharma Holdings Inc (b)	68,846	245,092
Xeris Biopharma Holdings Inc rights (b)(e)	8,992	0
Zevra Therapeutics Inc (b)	20,969	164,397
Zoetis Inc Class A	203,438	34,767,554
		769,203,640
TOTAL HEALTH CARE		2,798,694,648

Industrials - 9.5%
Aerospace & Defense - 1.9%
AAR Corp (b)	15,719	1,065,119
AeroVironment Inc (b)	12,583	2,266,827
AerSale Corp (b)	13,698	92,735
Archer Aviation Inc Class A (b)(c)	131,090	1,238,801
Astronics Corp (b)	13,176	233,215
Axon Enterprise Inc (b)	32,668	21,305,416
Boeing Co (b)	337,127	59,509,658
BWX Technologies Inc	41,189	4,651,474
Cadre Holdings Inc	12,083	465,800
Curtiss-Wright Corp	17,149	5,949,674
Ducommun Inc (b)	6,501	444,538
GE Aerospace	487,955	99,333,000
General Dynamics Corp	116,308	29,888,830
HEICO Corp	18,012	4,303,787
HEICO Corp Class A	33,716	6,417,167
Hexcel Corp	36,405	2,373,606
Howmet Aerospace Inc	183,156	23,183,886
Huntington Ingalls Industries Inc	17,681	3,487,754
Kratos Defense & Security Solutions Inc (b)	67,564	2,254,611
L3Harris Technologies Inc	85,557	18,138,940
Leonardo DRS Inc (b)	33,842	1,189,546
Lockheed Martin Corp	95,084	44,019,138
Mercury Systems Inc (b)	23,067	961,663
Moog Inc Class A	13,041	2,369,028
National Presto Industries Inc	2,170	208,689
Northrop Grumman Corp	61,721	30,074,792
Rocket Lab USA Inc Class A (b)(c)	157,381	4,571,918
RTX Corp	599,755	77,338,408
Spirit AeroSystems Holdings Inc Class A (b)	52,214	1,775,798
Textron Inc	83,858	6,415,976
TransDigm Group Inc	25,357	34,316,642
Triumph Group Inc (b)	34,568	647,804
V2X Inc (b)	6,498	338,741
Virgin Galactic Holdings Inc Class A (b)(c)	11,637	55,392
Woodward Inc	26,972	4,996,563
		495,884,936
Air Freight & Logistics - 0.3%
Air Transport Services Group Inc (b)	22,559	501,261
CH Robinson Worldwide Inc	53,281	5,300,927
Expeditors International of Washington Inc	63,191	7,177,234
FedEx Corp	101,348	26,844,045
Forward Air Corp Class A (b)(c)	9,335	301,054
GXO Logistics Inc (b)	53,654	2,438,574
Hub Group Inc Class A	27,381	1,221,466
United Parcel Service Inc Class B	329,787	37,671,569
		81,456,130
Building Products - 0.7%
A O Smith Corp	53,536	3,602,973
AAON Inc	30,447	3,543,422
Advanced Drainage Systems Inc	31,733	3,836,837
Allegion plc	39,248	5,209,387
American Woodmark Corp (b)	7,030	547,356
Apogee Enterprises Inc	9,774	498,669
Armstrong World Industries Inc	19,520	2,947,715
AZEK Co Inc/The Class A (b)	65,749	3,368,321
AZZ Inc	13,370	1,147,012
Builders FirstSource Inc (b)	52,014	8,700,902
Carlisle Cos Inc	20,346	7,923,953
Carrier Global Corp	376,285	24,601,513
CSW Industrials Inc	7,626	2,515,131
Fortune Brands Innovations Inc	56,186	4,026,851
Gibraltar Industries Inc (b)	13,782	845,801
Griffon Corp	17,810	1,349,464
Hayward Holdings Inc (b)	64,673	973,975
Insteel Industries Inc	8,962	257,120
Janus International Group Inc (b)	65,778	545,300
JELD-WEN Holding Inc (b)	36,413	324,804
Johnson Controls International plc	301,224	23,495,472
Lennox International Inc	14,478	8,577,057
Masco Corp	97,258	7,710,614
Masterbrand Inc (b)	58,185	1,007,764
Owens Corning	38,771	7,155,188
Quanex Building Products Corp	21,338	448,098
Resideo Technologies Inc (b)	67,122	1,511,587
Simpson Manufacturing Co Inc	19,248	3,233,664
Tecnoglass Inc	9,797	744,572
Trane Technologies PLC	101,445	36,799,175
Trex Co Inc (b)	48,112	3,503,997
UFP Industries Inc	27,251	3,151,578
Zurn Elkay Water Solutions Corp	64,698	2,551,689
		176,656,961
Commercial Services & Supplies - 0.6%
ABM Industries Inc	28,742	1,533,673
ACCO Brands Corp	43,870	230,756
ACV Auctions Inc Class A (b)	71,085	1,504,159
Aris Water Solutions Inc Class A	11,777	300,667
Brady Corp Class A	20,003	1,490,023
BrightView Holdings Inc (b)	26,118	411,620
Brink's Co/The	19,648	1,833,748
Casella Waste Systems Inc Class A (b)	28,273	3,040,478
CECO Environmental Corp (b)	12,418	351,678
Cintas Corp	154,592	31,006,517
Clean Harbors Inc (b)	22,896	5,334,768
Copart Inc (b)	395,397	22,905,348
CoreCivic Inc (b)	49,346	1,009,619
Deluxe Corp	19,532	452,947
Driven Brands Holdings Inc (b)	25,509	421,154
Ennis Inc	10,819	224,494
Enviri Corp (b)	34,578	331,257
GEO Group Inc/The (b)	60,972	1,921,228
Healthcare Services Group Inc (b)	33,750	374,288
HNI Corp	21,208	1,057,219
Interface Inc	26,978	667,975
Liquidity Services Inc (b)	9,991	346,188
Matthews International Corp Class A	13,977	391,216
MillerKnoll Inc	31,274	701,789
Montrose Environmental Group Inc (b)	14,138	294,353
MSA Safety Inc	17,702	2,916,050
OPENLANE Inc (b)	48,207	979,084
Pitney Bowes Inc	72,249	643,739
Pursuit Attractions and Hospitality Inc (b)	9,560	377,620
Republic Services Inc	91,489	19,841,219
Rollins Inc	126,454	6,259,473
Steelcase Inc Class A	42,373	486,442
Tetra Tech Inc	120,595	4,437,896
UniFirst Corp/MA	6,748	1,446,231
Veralto Corp	111,454	11,523,229
Vestis Corp	51,409	718,698
VSE Corp	7,969	815,627
Waste Management Inc	164,465	36,225,062
		164,807,532
Construction & Engineering - 0.3%
AECOM	60,334	6,361,617
Ameresco Inc Class A (b)	14,278	323,111
API Group Corp (b)	108,738	4,148,355
Arcosa Inc	21,789	2,207,226
Argan Inc	5,708	780,854
Bowman Consulting Group Ltd (b)	6,777	172,339
Comfort Systems USA Inc	16,016	6,994,988
Construction Partners Inc Class A (b)	20,977	1,686,551
Dycom Industries Inc (b)	13,180	2,493,129
EMCOR Group Inc	20,760	9,301,726
Everus Construction Group Inc	22,736	1,564,464
Fluor Corp (b)	77,638	3,742,928
Granite Construction Inc	19,767	1,742,263
Great Lakes Dredge & Dock Corp (b)	30,370	333,766
IES Holdings Inc (b)	3,762	832,455
Limbach Holdings Inc (b)	4,572	422,819
MasTec Inc (b)	27,826	4,037,274
Matrix Service Co (b)	12,377	167,832
MYR Group Inc (b)	7,328	1,037,425
Primoris Services Corp	24,327	1,867,584
Quanta Services Inc	66,590	20,483,750
Sterling Infrastructure Inc (b)	13,808	1,966,535
Tutor Perini Corp (b)	19,373	466,696
Valmont Industries Inc	8,969	2,975,555
WillScot Holdings Corp (b)	83,079	3,078,908
		79,190,150
Electrical Equipment - 0.9%
Acuity Brands Inc	13,791	4,583,990
Allient Inc	6,698	168,857
American Superconductor Corp (b)(c)	17,813	467,948
AMETEK Inc	104,306	19,250,715
Array Technologies Inc (b)(c)	63,900	468,387
Atkore Inc	15,965	1,300,190
Blink Charging Co (b)(c)	39,211	47,837
Bloom Energy Corp Class A (b)(c)	89,680	2,114,654
ChargePoint Holdings Inc Class A (b)(c)	177,858	171,135
Eaton Corp PLC	178,241	58,184,992
Emerson Electric Co	257,191	33,421,970
Energy Vault Holdings Inc Class A (b)(c)	43,557	75,789
EnerSys	17,896	1,737,165
Enovix Corp Class B (b)(c)	72,139	869,996
Eos Energy Enterprises Inc (b)(c)	96,450	553,623
Fluence Energy Inc Class A (b)(c)	26,763	348,187
FuelCell Energy Inc (b)(c)	7,818	60,042
GE Vernova Inc	124,317	46,355,323
Generac Holdings Inc (b)	26,948	4,024,145
GrafTech International Ltd (b)	85,791	128,687
Hubbell Inc	24,159	10,219,499
LSI Industries Inc	11,212	236,237
Net Power Inc Class A (b)(c)	15,815	135,851
NEXTracker Inc Class A (b)(c)	64,443	3,249,216
NuScale Power Corp Class A (b)(c)	40,923	975,604
nVent Electric PLC	74,635	4,857,992
Plug Power Inc (b)(c)	383,863	713,985
Powell Industries Inc (c)	4,153	995,806
Preformed Line Products Co	1,450	218,138
Regal Rexnord Corp	29,785	4,727,773
Rockwell Automation Inc	50,997	14,199,095
Sensata Technologies Holding PLC	67,343	1,829,036
Shoals Technologies Group Inc (b)	72,852	348,233
Stem Inc Class A (b)(c)	59,861	36,318
Sunrun Inc (b)(c)	100,045	905,407
Thermon Group Holdings Inc (b)	15,725	435,268
TPI Composites Inc (b)(c)	19,563	31,888
Vertiv Holdings Co Class A	169,322	19,814,060
Vicor Corp (b)	10,437	533,748
		238,796,786
Ground Transportation - 0.9%
ArcBest Corp	10,439	998,073
Avis Budget Group Inc (b)	7,624	683,873
Covenant Logistics Group Inc Class A	6,274	173,852
CSX Corp	870,010	28,597,229
Ftai Infrastructure Inc	53,207	373,513
Heartland Express Inc	18,746	214,453
Hertz Global Holdings Inc (b)(c)	54,759	226,155
JB Hunt Transport Services Inc	36,090	6,179,330
Knight-Swift Transportation Holdings Inc	72,827	4,157,693
Landstar System Inc	15,879	2,614,636
Lyft Inc Class A (b)	165,251	2,237,499
Marten Transport Ltd	25,010	385,154
Norfolk Southern Corp	102,042	26,051,323
Old Dominion Freight Line Inc	84,824	15,744,183
Proficient Auto Logistics Inc	6,716	66,084
RXO Inc (b)	64,047	1,642,806
Ryder System Inc	19,020	3,031,978
Saia Inc (b)	12,023	5,772,363
Schneider National Inc Class B	20,879	621,150
U-Haul Holding Co (b)	5,913	430,880
U-Haul Holding Co Class N	43,262	2,800,782
Uber Technologies Inc (b)	949,547	63,477,217
Union Pacific Corp	273,325	67,727,202
Werner Enterprises Inc	28,326	1,022,569
XPO Inc (b)	52,361	6,999,095
		242,229,092
Industrial Conglomerates - 0.4%
3M Co	245,439	37,355,816
Honeywell International Inc	293,178	65,589,782
		102,945,598
Machinery - 1.9%
3D Systems Corp (b)(c)	60,552	217,987
AGCO Corp	28,159	2,940,644
Alamo Group Inc	4,774	885,863
Albany International Corp Class A	14,409	1,163,527
Allison Transmission Holdings Inc	38,974	4,581,004
Astec Industries Inc	10,661	372,176
Atmus Filtration Technologies Inc	37,525	1,569,296
Blue Bird Corp (b)	14,985	533,766
Caterpillar Inc	217,685	80,856,917
Chart Industries Inc (b)	19,012	4,022,749
CNH Industrial NV Class A	394,613	5,082,615
Columbus McKinnon Corp/NY	12,614	459,402
Crane Co	22,012	3,749,084
Cummins Inc	61,846	22,032,638
Deere & Co	114,739	54,680,019
Desktop Metal Inc (b)(c)	10,675	24,232
Donaldson Co Inc	54,164	3,855,935
Douglas Dynamics Inc	10,630	274,786
Dover Corp	61,721	12,571,333
Energy Recovery Inc (b)	25,970	372,410
Enerpac Tool Group Corp Class A	23,984	1,083,837
Enpro Inc	9,639	1,789,962
Esab Corp	25,481	3,155,567
ESCO Technologies Inc	11,424	1,516,422
Federal Signal Corp	27,552	2,708,637
Flowserve Corp	59,206	3,707,480
Fortive Corp	156,472	12,725,868
Franklin Electric Co Inc	17,562	1,756,024
Gates Industrial Corp PLC (b)	101,357	2,097,076
Gorman-Rupp Co/The	9,645	370,175
Graco Inc	76,262	6,418,973
Graham Corp (b)	4,663	211,793
Greenbrier Cos Inc/The	14,285	946,524
Helios Technologies Inc	15,453	689,358
Hillenbrand Inc	31,266	1,062,731
Hillman Solutions Corp Class A (b)	89,777	897,770
Hyliion Holdings Corp Class A (b)	53,166	124,940
Hyster-Yale Inc Class A	4,759	254,226
IDEX Corp	34,153	7,660,859
Illinois Tool Works Inc	120,938	31,342,292
Ingersoll Rand Inc	181,802	17,053,028
ITT Inc	36,669	5,537,752
JBT Marel Corp	14,403	1,915,599
Kadant Inc	5,351	1,995,388
Kennametal Inc	34,204	819,186
Lincoln Electric Holdings Inc	25,619	5,092,545
Lindsay Corp	4,909	658,739
Manitowoc Co Inc/The (b)	14,319	143,047
Middleby Corp/The (b)	24,168	4,136,112
Miller Industries Inc/TN	5,267	347,464
Mueller Industries Inc	51,161	4,028,929
Mueller Water Products Inc Class A1	71,027	1,633,621
Nikola Corp (b)(c)	17,607	13,911
Nordson Corp	24,421	5,377,993
Oshkosh Corp	29,661	3,452,540
Otis Worldwide Corp	179,926	17,168,539
PACCAR Inc	236,460	26,218,685
Parker-Hannifin Corp	58,027	41,027,990
Pentair PLC	74,468	7,720,842
Proto Labs Inc (b)	11,495	479,686
RBC Bearings Inc (b)	14,087	4,912,841
REV Group Inc	23,104	801,709
Shyft Group Inc/The	13,139	157,799
Snap-on Inc	23,676	8,408,531
SPX Technologies Inc (b)	20,810	3,090,701
Standex International Corp	5,406	987,676
Stanley Black & Decker Inc	69,724	6,140,593
Symbotic Inc Class A (b)(c)	17,229	505,671
Tennant CO	8,640	738,893
Terex Corp	29,745	1,430,437
Timken Co/The	28,801	2,311,856
Titan International Inc (b)	21,080	186,136
Toro Co/The	46,634	3,883,213
Trinity Industries Inc	36,601	1,384,616
Wabash National Corp	19,775	308,490
Watts Water Technologies Inc Class A	12,512	2,587,231
Westinghouse Air Brake Technologies Corp	77,440	16,101,325
Xylem Inc/NY	109,555	13,589,202
		493,115,413
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	18,513	267,698
Kirby Corp (b)	25,881	2,824,911
Matson Inc	15,008	2,128,885
Pangaea Logistics Solutions Ltd	14,119	74,125
		5,295,619
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	57,157	4,186,750
Allegiant Travel Co	6,471	662,825
American Airlines Group Inc (b)(c)	296,187	5,011,484
Blade Air Mobility Inc (b)	28,187	108,520
Delta Air Lines Inc	289,186	19,453,543
Frontier Group Holdings Inc (b)(c)	34,531	291,096
JetBlue Airways Corp (b)	135,342	890,550
Joby Aviation Inc Class A (b)(c)	216,451	1,787,885
SkyWest Inc (b)	18,295	2,212,231
Southwest Airlines Co	270,913	8,319,738
Sun Country Airlines Holdings Inc (b)	17,552	297,682
United Airlines Holdings Inc (b)	148,318	15,697,978
		58,920,282
Professional Services - 0.9%
Alight Inc Class A	206,627	1,415,395
Amentum Holdings Inc	56,059	1,175,557
Asure Software Inc (b)(c)	9,796	115,789
Automatic Data Processing Inc	183,452	55,587,791
Barrett Business Services Inc	11,934	517,100
Booz Allen Hamilton Holding Corp Class A	57,525	7,420,725
Broadridge Financial Solutions Inc	52,688	12,551,335
CACI International Inc (b)	10,109	3,904,702
Cbiz Inc (b)	22,314	1,914,764
Clarivate PLC (b)(c)	204,015	1,105,761
Concentrix Corp	21,002	1,097,985
Conduent Inc (b)	67,530	267,419
CRA International Inc	3,055	560,837
CSG Systems International Inc	12,687	745,869
Dayforce Inc (b)(c)	70,926	5,017,305
Dun & Bradstreet Holdings Inc	140,379	1,726,662
Equifax Inc	55,986	15,383,833
ExlService Holdings Inc (b)	72,705	3,654,153
Exponent Inc	22,994	2,107,860
First Advantage Corp (b)	27,935	527,413
FiscalNote Holdings Inc Class A (b)	30,059	37,573
Forrester Research Inc (b)	4,679	71,355
Franklin Covey Co (b)	4,666	176,888
FTI Consulting Inc (b)	15,838	3,093,953
Genpact Ltd	73,007	3,554,711
Heidrick & Struggles International Inc	9,143	425,058
Huron Consulting Group Inc (b)	7,243	918,268
ICF International Inc	8,431	983,982
Innodata Inc (b)(c)	11,532	427,607
Insperity Inc	16,107	1,208,186
Jacobs Solutions Inc	55,912	7,834,949
KBR Inc	59,810	3,254,860
Kelly Services Inc Class A	14,834	208,863
Kforce Inc	7,791	434,192
Korn Ferry	23,578	1,667,672
Legalzoom.com Inc (b)	49,750	447,253
Leidos Holdings Inc	60,041	8,527,623
ManpowerGroup Inc	21,206	1,277,025
Maximus Inc	27,338	2,058,278
NV5 Global Inc (b)	24,826	467,722
Parsons Corp (b)	20,860	1,653,572
Paychex Inc	144,393	21,322,514
Paycom Software Inc	21,966	4,559,263
Paycor HCM Inc (b)	36,701	812,193
Paylocity Holding Corp (b)	19,631	4,034,563
Planet Labs PBC Class A (b)	93,548	570,643
Rcm Technologies Inc (b)	2,143	41,852
Resources Connection Inc	12,987	109,091
Robert Half Inc	45,586	2,953,517
Science Applications International Corp	22,197	2,403,491
Spire Global Inc Class A (b)(c)	10,477	179,681
SS&C Technologies Holdings Inc	97,107	7,860,812
TransUnion	87,786	8,712,761
TriNet Group Inc	13,812	1,289,903
TrueBlue Inc (b)	12,632	102,951
TTEC Holdings Inc	7,558	28,568
Upwork Inc (b)	56,695	893,513
Verisk Analytics Inc	63,632	18,290,382
Verra Mobility Corp Class A (b)	74,602	1,968,747
		231,662,290
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	47,353	2,187,709
Alta Equipment Group Inc Class A	9,653	70,467
Applied Industrial Technologies Inc	17,371	4,516,981
Beacon Roofing Supply Inc (b)	27,875	3,298,728
BlueLinx Holdings Inc (b)	3,906	420,989
Boise Cascade Co	17,315	2,184,460
Core & Main Inc Class A (b)	87,023	4,911,578
Custom Truck One Source Inc Class A (b)(c)	24,961	127,051
Distribution Solutions Group Inc (b)	4,410	142,223
DNOW Inc (b)	48,383	719,939
DXP Enterprises Inc/TX (b)	5,769	584,342
Fastenal Co	258,217	18,911,813
Ferguson Enterprises Inc	90,620	16,413,094
FTAI Aviation Ltd	46,114	4,635,840
GATX Corp	16,306	2,698,154
Global Industrial Co	6,690	165,310
GMS Inc (b)	17,526	1,478,143
H&E Equipment Services Inc	14,135	1,253,633
Herc Holdings Inc	12,843	2,619,458
Hudson Technologies Inc (b)	15,998	92,788
Karat Packaging Inc	3,254	100,581
McGrath RentCorp	11,154	1,368,261
Mrc Global Inc (b)	38,993	572,417
MSC Industrial Direct Co Inc Class A	20,122	1,618,010
Rush Enterprises Inc Class A	28,014	1,701,851
SiteOne Landscape Supply Inc (b)	20,230	2,878,729
Titan Machinery Inc (b)	8,122	152,044
Transcat Inc (b)	4,157	320,172
United Rentals Inc	29,614	22,449,190
Watsco Inc	15,755	7,540,185
Wesco International Inc	20,000	3,700,000
WW Grainger Inc	19,967	21,218,332
Xometry Inc Class A (b)	19,666	653,108
		131,705,580
TOTAL INDUSTRIALS		2,502,666,369

Information Technology - 28.5%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (b)	32,528	337,315
Applied Optoelectronics Inc (b)(c)	19,317	539,331
Arista Networks Inc	465,907	53,686,464
Aviat Networks Inc (b)	5,218	99,403
Calix Inc (b)	26,653	1,057,591
Ciena Corp (b)	65,015	5,665,407
Cisco Systems Inc	1,796,552	108,871,051
Clearfield Inc (b)(c)	5,064	184,785
CommScope Holding Co Inc (b)	95,813	483,856
Comtech Telecommunications Corp (b)	11,510	23,020
Digi International Inc (b)	16,364	511,375
Extreme Networks Inc (b)	60,991	964,268
F5 Inc (b)	26,231	7,797,427
Harmonic Inc (b)	52,041	587,022
Infinera Corp (b)(c)	91,870	608,179
Juniper Networks Inc	148,845	5,188,737
Lumentum Holdings Inc (b)	30,827	2,622,145
Motorola Solutions Inc	75,333	35,350,010
Netgear Inc (b)	12,865	355,717
NetScout Systems Inc (b)	32,377	771,868
Viasat Inc (b)(c)	38,929	374,497
Viavi Solutions Inc (b)	99,533	1,198,377
		227,277,845
Electronic Equipment, Instruments & Components - 0.6%
Advanced Energy Industries Inc	16,823	1,935,991
Amphenol Corp Class A	543,770	38,488,041
Arlo Technologies Inc (b)	44,810	524,725
Arrow Electronics Inc (b)	23,645	2,755,825
Avnet Inc	39,133	2,021,611
Badger Meter Inc	13,238	2,831,741
Bel Fuse Inc Class B	4,942	400,796
Belden Inc	18,196	2,119,288
Benchmark Electronics Inc	15,882	677,526
CDW Corp/DE	60,023	11,952,980
Cognex Corp	77,395	3,088,061
Coherent Corp (b)	69,657	6,303,262
Corning Inc	347,549	18,100,352
Crane NXT Co	22,586	1,444,826
CTS Corp	13,626	696,152
Daktronics Inc (b)	17,044	279,692
ePlus Inc (b)	11,913	951,849
Evolv Technologies Holdings Inc Class A (b)(c)	47,297	189,661
FARO Technologies Inc (b)	9,089	288,303
Insight Enterprises Inc (b)	12,242	2,114,806
IPG Photonics Corp (b)	12,149	890,886
Itron Inc (b)	20,313	2,180,804
Jabil Inc	50,967	8,277,550
Keysight Technologies Inc (b)	78,346	13,973,009
Kimball Electronics Inc (b)	10,243	186,218
Knowles Corp (b)	39,286	743,684
Lightwave Logic Inc (b)(c)	51,880	93,383
Littelfuse Inc	11,146	2,656,761
Methode Electronics Inc	14,656	165,906
MicroVision Inc (b)(c)	96,464	153,378
Mirion Technologies Inc Class A (b)	83,621	1,324,557
Napco Security Technologies Inc	16,529	606,614
nLight Inc (b)	22,159	247,516
Novanta Inc (b)	16,433	2,459,363
OSI Systems Inc (b)	7,076	1,390,009
Ouster Inc Class A (b)(c)	18,838	187,626
PAR Technology Corp (b)(c)	16,118	1,170,006
PC Connection Inc	5,407	401,308
Plexus Corp (b)	12,166	1,724,044
Richardson Electronics Ltd/United States	4,744	62,620
Rogers Corp (b)	7,923	737,235
Sanmina Corp (b)	24,878	2,083,035
ScanSource Inc (b)	9,948	416,324
SmartRent Inc Class A (b)	75,148	110,467
TD SYNNEX Corp	34,238	4,879,257
Teledyne Technologies Inc (b)	21,025	10,750,713
Trimble Inc (b)	110,211	8,261,417
TTM Technologies Inc (b)	46,370	1,140,238
Vishay Intertechnology Inc	51,010	863,599
Vishay Precision Group Inc (b)	5,020	116,966
Vontier Corp	67,472	2,601,046
Zebra Technologies Corp Class A (b)	23,291	9,128,675
		177,149,702
IT Services - 1.0%
Akamai Technologies Inc (b)	67,909	6,784,109
Amdocs Ltd	51,710	4,560,305
Applied Digital Corp (b)(c)	77,629	552,718
ASGN Inc (b)	20,065	1,769,934
BigCommerce Holdings Inc (b)	28,121	171,256
Cloudflare Inc Class A (b)	137,942	19,091,173
Cognizant Technology Solutions Corp Class A	223,766	18,485,309
Couchbase Inc (b)	17,704	314,069
DigitalOcean Holdings Inc (b)	29,056	1,205,243
DXC Technology Co (b)	81,158	1,762,752
EPAM Systems Inc (b)	25,580	6,496,297
Fastly Inc Class A (b)	57,574	602,800
Gartner Inc (b)	34,736	18,855,743
GoDaddy Inc Class A (b)	63,304	13,461,596
Grid Dynamics Holdings Inc (b)	27,928	630,894
Hackett Group Inc/The	11,333	349,963
IBM Corporation	416,863	106,591,869
Kyndryl Holdings Inc (b)	104,612	3,971,072
MongoDB Inc Class A (b)	33,359	9,117,682
Okta Inc Class A (b)	73,230	6,899,731
Rackspace Technology Inc (b)	29,940	78,741
Snowflake Inc Class A (b)	151,226	27,449,031
Twilio Inc Class A (b)	69,049	10,121,202
Unisys Corp (b)	31,645	210,756
VeriSign Inc (b)	37,212	8,000,580
		267,534,825
Semiconductors & Semiconductor Equipment - 9.5%
ACM Research Inc Class A (b)	21,912	450,292
Advanced Micro Devices Inc (b)	731,826	84,855,225
Aehr Test Systems (b)(c)	12,588	142,622
Alpha & Omega Semiconductor Ltd (b)	10,562	405,792
Ambarella Inc (b)	17,613	1,351,269
Amkor Technology Inc	50,547	1,243,962
Analog Devices Inc	223,868	47,435,391
Applied Materials Inc	371,783	67,051,064
Atomera Inc (b)(c)	13,473	118,022
Axcelis Technologies Inc (b)	14,437	981,716
AXT Inc (b)	17,211	35,970
Broadcom Inc	2,105,960	465,985,769
CEVA Inc (b)	10,573	340,556
Cirrus Logic Inc (b)	23,939	2,404,433
Cohu Inc (b)	20,419	467,799
Credo Technology Group Holding Ltd (b)	64,212	4,496,124
Diodes Inc (b)	20,676	1,219,470
Enphase Energy Inc (b)	60,710	3,781,019
Entegris Inc	68,411	6,946,453
First Solar Inc (b)	48,329	8,096,074
FormFactor Inc (b)	34,653	1,387,853
Ichor Holdings Ltd (b)	15,249	418,738
Impinj Inc (b)	10,365	1,315,215
Intel Corp	1,945,186	37,794,964
inTEST Corp (b)	4,698	42,986
KLA Corp	60,312	44,524,731
Kopin Corp (b)	72,036	125,343
Lam Research Corp	580,377	47,039,556
Lattice Semiconductor Corp (b)	62,538	3,565,917
MACOM Technology Solutions Holdings Inc (b)	26,225	3,468,256
Marvell Technology Inc	390,645	44,088,195
MaxLinear Inc Class A (b)	33,927	605,936
Microchip Technology Inc	242,434	13,164,166
Micron Technology Inc	500,062	45,625,657
MKS Instruments Inc	30,408	3,444,618
Monolithic Power Systems Inc	22,015	14,031,701
Navitas Semiconductor Corp Class A (b)(c)	54,802	166,050
NVE Corp	2,015	144,395
NVIDIA Corp	11,060,500	1,328,034,235
ON Semiconductor Corp (b)	191,725	10,034,887
Onto Innovation Inc (b)	22,230	4,551,815
PDF Solutions Inc (b)	13,351	371,959
Penguin Solutions Inc (b)	24,196	490,695
Photronics Inc (b)	29,529	678,872
Power Integrations Inc	25,607	1,595,828
Qorvo Inc (b)	42,523	3,528,559
QUALCOMM Inc	500,920	86,624,096
Rambus Inc (b)	47,979	2,956,466
Rigetti Computing Inc Class A (b)(c)	73,871	972,881
Semtech Corp (b)	37,763	2,528,610
Silicon Laboratories Inc (b)	14,531	1,970,258
SiTime Corp (b)	8,483	1,732,229
SkyWater Technology Inc (b)(c)	11,130	114,972
Skyworks Solutions Inc	71,989	6,389,744
SolarEdge Technologies Inc (b)(c)	25,801	337,993
Synaptics Inc (b)	18,001	1,528,285
Teradyne Inc	73,576	8,519,365
Texas Instruments Inc	411,298	75,929,724
Ultra Clean Holdings Inc (b)	20,306	748,682
Universal Display Corp	19,905	2,984,158
Veeco Instruments Inc (b)	26,410	670,286
Wolfspeed Inc (b)(c)	55,514	340,301
		2,502,398,199
Software - 10.1%
8x8 Inc (b)	57,370	160,636
A10 Networks Inc	33,593	658,759
ACI Worldwide Inc (b)	47,450	2,540,948
Adeia Inc	47,790	614,102
Adobe Inc (b)	198,504	86,835,575
Agilysys Inc (b)	10,061	907,703
Alarm.com Holdings Inc (b)	22,342	1,355,489
Alkami Technology Inc (b)	29,994	1,043,491
Altair Engineering Inc Class A (b)	26,882	2,966,429
Amplitude Inc Class A (b)	37,601	457,980
ANSYS Inc (b)	39,473	13,835,287
Appfolio Inc Class A (b)	10,349	2,420,735
Appian Corp Class A (b)	18,917	663,798
AppLovin Corp Class A (b)	96,972	35,839,881
Asana Inc Class A (b)	37,797	806,588
Aspen Technology Inc (b)	11,933	3,144,942
Atlassian Corp Class A (b)	72,830	22,342,787
Aurora Innovation Inc Class A (b)(c)	458,106	3,115,121
Autodesk Inc (b)	96,965	30,189,083
AvePoint Inc Class A (b)	45,418	852,950
Bentley Systems Inc Class B	70,025	3,259,664
BILL Holdings Inc (b)	43,042	4,165,174
Blackbaud Inc (b)	17,876	1,379,133
BlackLine Inc (b)	23,174	1,479,660
Blend Labs Inc Class A (b)	83,434	321,221
Box Inc Class A (b)	64,011	2,137,327
Braze Inc Class A (b)	28,974	1,332,225
C3.ai Inc Class A (b)(c)	50,629	1,587,219
Cadence Design Systems Inc (b)	123,702	36,816,189
Ccc Intelligent Solutions Holdings Inc Class A (b)	191,258	2,124,876
Cerence Inc (b)	19,140	238,484
Cipher Mining Inc (b)(c)	100,385	575,206
Cleanspark Inc (b)(c)	114,772	1,198,220
Clear Secure Inc Class A	42,471	1,005,289
Clearwater Analytics Holdings Inc Class A (b)	88,388	2,489,006
Commvault Systems Inc (b)	19,614	3,123,726
Confluent Inc Class A (b)	115,817	3,437,449
Consensus Cloud Solutions Inc (b)	7,889	223,416
Crowdstrike Holdings Inc Class A (b)	104,975	41,787,398
CS Disco Inc (b)	9,862	49,704
Daily Journal Corp (b)	386	158,299
Datadog Inc Class A (b)	141,364	20,174,056
Digimarc Corp (b)(c)	6,520	239,088
Digital Turbine Inc (b)	38,008	99,581
DocuSign Inc (b)	91,351	8,836,382
Dolby Laboratories Inc Class A	27,007	2,261,296
Domo Inc Class B (b)	13,305	112,693
DoubleVerify Holdings Inc (b)	64,063	1,320,338
Dropbox Inc Class A (b)	100,188	3,221,044
Dynatrace Inc (b)	134,324	7,757,211
E2open Parent Holdings Inc Class A (b)	91,287	240,085
Elastic NV (b)	39,040	4,395,123
Enfusion Inc Class A (b)	21,987	245,375
Fair Isaac Corp (b)	10,984	20,579,183
Five9 Inc (b)	34,268	1,404,645
Fortinet Inc (b)	286,883	28,940,757
Freshworks Inc Class A (b)	84,997	1,580,944
Gen Digital Inc	244,203	6,571,503
Gitlab Inc Class A (b)	53,758	3,911,432
Guidewire Software Inc (b)	37,676	7,959,809
HashiCorp Inc Class A (b)	69,281	2,369,410
HubSpot Inc (b)	23,301	18,163,829
Informatica Inc Class A (b)	38,098	978,357
Intapp Inc (b)	23,247	1,657,279
InterDigital Inc (c)	11,345	2,075,908
Intuit Inc	126,403	76,032,669
Jamf Holding Corp (b)	28,686	433,445
Klaviyo Inc Class A (b)	35,340	1,625,993
LiveRamp Holdings Inc (b)	29,867	1,015,478
Logility Supply Chain Solutions Inc Class A	17,959	253,581
Manhattan Associates Inc (b)	27,506	5,737,477
MARA Holdings Inc (b)(c)	144,282	2,646,132
Matterport Inc Class A (b)	134,336	699,891
Meridianlink Inc (b)	11,699	225,206
Microsoft Corp	3,352,268	1,391,392,356
MicroStrategy Inc Class A (b)(c)	86,207	28,861,242
Mitek Systems Inc (b)	20,490	208,998
N-able Inc/US (b)	30,572	296,243
nCino Inc (b)	41,525	1,412,265
NCR Voyix Corp (b)	64,899	797,609
NextNav Inc Class A (b)	30,131	374,528
Nutanix Inc Class A (b)	112,134	7,710,895
Olo Inc Class A (b)	50,705	374,203
ON24 Inc (b)	15,115	104,142
OneSpan Inc	16,483	317,133
Onestream Inc Class A	19,755	588,304
Oracle Corp	724,715	123,245,033
PagerDuty Inc (b)	42,347	784,266
Palantir Technologies Inc Class A (b)	924,331	76,248,064
Palo Alto Networks Inc (b)	295,158	54,433,038
Pegasystems Inc	20,104	2,177,062
Porch Group Inc (b)(c)	44,788	199,307
Procore Technologies Inc (b)	48,466	3,855,955
Progress Software Corp	19,576	1,122,292
PROS Holdings Inc (b)	19,928	470,699
PTC Inc (b)	54,146	10,476,168
Q2 Holdings Inc (b)	27,267	2,595,000
Qualys Inc (b)	16,589	2,312,672
Rapid7 Inc (b)	28,942	1,114,846
Rekor Systems Inc (b)(c)	48,173	97,791
RingCentral Inc Class A (b)	36,473	1,269,990
Riot Platforms Inc (b)(c)	129,297	1,536,048
Roper Technologies Inc	48,308	27,808,500
Salesforce Inc	431,066	147,295,252
Samsara Inc Class A (b)	95,149	4,900,174
SEMrush Holdings Inc Class A (b)	16,181	282,197
SentinelOne Inc Class A (b)	130,781	3,132,205
Servicenow Inc (b)	92,883	94,590,190
SolarWinds Corp	23,131	344,189
SoundHound AI Inc Class A (b)(c)	151,080	2,137,782
Sprinklr Inc Class A (b)	51,539	459,212
Sprout Social Inc Class A (b)	22,443	733,213
SPS Commerce Inc (b)	16,982	3,136,236
Synopsys Inc (b)	69,292	36,411,560
Telos Corp (b)	23,100	71,841
Tenable Holdings Inc (b)	54,884	2,364,952
Teradata Corp (b)	43,626	1,392,106
Terawulf Inc (b)(c)	139,608	665,930
Tyler Technologies Inc (b)	19,307	11,615,863
UiPath Inc Class A (b)	192,302	2,734,534
Unity Software Inc (b)(c)	132,114	2,932,931
Varonis Systems Inc (b)	50,947	2,310,956
Verint Systems Inc (b)	27,579	699,955
Veritone Inc (b)(c)	13,591	41,453
Vertex Inc Class A (b)	23,582	1,361,861
Weave Communications Inc (b)	16,974	277,016
Workday Inc Class A (b)	96,100	25,183,966
Workiva Inc Class A (b)	23,342	2,292,651
Xperi Inc (b)	21,479	193,741
Yext Inc (b)(c)	47,816	314,629
Zeta Global Holdings Corp Class A (b)	95,354	1,749,746
Zoom Communications Inc Class A (b)	118,017	10,260,398
Zscaler Inc (b)	42,595	8,629,321
Zuora Inc Class A (b)	63,747	636,195
		2,664,743,273
Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc	6,815,571	1,608,474,756
Corsair Gaming Inc (b)	20,473	187,533
Dell Technologies Inc Class C	138,645	14,363,622
Diebold Nixdorf Inc (b)	16,737	724,545
Eastman Kodak Co (b)	35,137	259,662
Hewlett Packard Enterprise Co	586,082	12,419,078
HP Inc	434,956	14,136,070
Immersion Corp	12,576	105,260
IonQ Inc (b)(c)	88,576	3,497,866
NetApp Inc	92,206	11,258,353
Pure Storage Inc Class A (b)	140,541	9,527,274
Seagate Technology Holdings PLC	95,460	9,198,526
Super Micro Computer Inc (b)(c)	227,322	6,483,223
Turtle Beach Corp (b)	7,300	129,575
Western Digital Corp (b)	155,581	10,132,991
Xerox Holdings Corp	52,201	445,797
		1,701,344,131
TOTAL INFORMATION TECHNOLOGY		7,540,447,975

Materials - 2.2%
Chemicals - 1.3%
AdvanSix Inc	12,221	382,273
Air Products and Chemicals Inc	100,215	33,598,081
Albemarle Corp	53,182	4,477,393
Alto Ingredients Inc (b)	29,400	47,922
American Vanguard Corp	10,795	66,713
Ashland Inc	22,522	1,429,922
Aspen Aerogels Inc (b)	30,684	358,696
Avient Corp	41,146	1,765,163
Axalta Coating Systems Ltd (b)	98,185	3,528,769
Balchem Corp	14,871	2,378,765
Cabot Corp	24,749	2,140,046
Celanese Corp	49,398	3,509,234
CF Industries Holdings Inc	78,615	7,249,089
Chemours Co/The	67,597	1,283,667
Core Molding Technologies Inc (b)	3,127	46,185
Corteva Inc	310,028	20,235,528
Danimer Scientific Inc warrants 7/15/2025 (b)	10,770	204
Dow Inc	315,172	12,307,467
DuPont de Nemours Inc	188,684	14,490,931
Eastman Chemical Co	52,539	5,235,511
Ecolab Inc	113,494	28,395,064
Ecovyst Inc (b)	45,507	353,134
Element Solutions Inc	100,957	2,605,700
FMC Corp	56,351	3,143,259
Ginkgo Bioworks Holdings Inc Class A (b)(c)	17,415	232,664
Hawkins Inc	8,440	902,320
HB Fuller Co	25,295	1,596,873
Huntsman Corp	73,792	1,241,919
Ingevity Corp (b)	16,280	738,298
Innospec Inc	11,487	1,302,051
International Flavors & Fragrances Inc	115,344	10,045,309
Intrepid Potash Inc (b)	3,768	99,061
Koppers Holdings Inc	8,875	264,120
Kronos Worldwide Inc	9,061	86,895
Linde PLC	214,636	95,753,412
LSB Industries Inc (b)	24,883	210,013
LyondellBasell Industries NV Class A1	117,097	8,864,243
Mativ Holdings Inc	24,640	235,312
Minerals Technologies Inc	14,516	1,113,232
Mosaic Co/The	143,995	4,016,021
NewMarket Corp	3,504	1,745,062
Olin Corp	52,178	1,528,294
Origin Materials Inc Class A (b)(c)	52,342	48,940
Perimeter Solutions Inc	61,605	770,063
PPG Industries Inc	104,728	12,083,517
PureCycle Technologies Inc (b)(c)	64,915	604,359
Quaker Chemical Corp	6,248	882,093
Rayonier Advanced Materials Inc (b)	29,674	237,392
RPM International Inc	58,023	7,345,712
Scotts Miracle-Gro Co/The	19,176	1,360,729
Sensient Technologies Corp	18,931	1,429,480
Sherwin-Williams Co/The	104,481	37,420,915
Stepan Co	9,396	595,612
Trinseo PLC	14,057	58,196
Tronox Holdings PLC	51,481	528,710
Westlake Corp	15,264	1,744,217
		344,113,750
Construction Materials - 0.2%
Eagle Materials Inc	15,194	3,900,908
Knife River Corp (b)	25,531	2,644,501
Martin Marietta Materials Inc	27,554	14,992,682
Summit Materials Inc Class A (b)	53,584	2,802,979
United States Lime & Minerals Inc	4,742	524,370
Vulcan Materials Co	59,529	16,319,876
		41,185,316
Containers & Packaging - 0.3%
Amcor PLC	652,452	6,341,833
AptarGroup Inc	29,896	4,698,156
Ardagh Metal Packaging SA	59,496	164,803
Avery Dennison Corp	36,293	6,740,699
Ball Corp	134,845	7,510,867
Berry Global Group Inc	52,093	3,538,157
Crown Holdings Inc	53,427	4,694,096
Graphic Packaging Holding CO	135,354	3,712,760
Greif Inc Class A	11,871	726,743
International Paper Co	156,644	8,714,106
Myers Industries Inc	15,517	186,825
O-I Glass Inc (b)	68,608	819,180
Packaging Corp of America	40,129	8,533,833
Pactiv Evergreen Inc	17,593	312,100
Ranpak Holdings Corp Class A (b)	19,855	145,338
Sealed Air Corp	65,246	2,272,518
Silgan Holdings Inc	36,244	1,994,145
Smurfit WestRock PLC	222,781	11,827,443
Sonoco Products Co	44,327	2,111,738
TriMas Corp	17,012	413,392
		75,458,732
Metals & Mining - 0.4%
Alcoa Corp	116,146	4,102,277
Alpha Metallurgical Resources Inc (b)	5,039	922,994
ATI Inc (b)	64,247	3,667,861
Carpenter Technology Corp	22,473	4,338,637
Century Aluminum Co (b)	22,641	413,877
Cleveland-Cliffs Inc (b)	217,232	2,224,456
Coeur Mining Inc (b)	178,075	1,175,295
Commercial Metals Co	51,278	2,486,470
Compass Minerals International Inc	15,670	182,712
Freeport-McMoRan Inc	648,454	23,247,076
Hecla Mining Co	282,191	1,602,845
Kaiser Aluminum Corp	7,252	507,640
Materion Corp	9,430	952,430
Metallus Inc (b)	17,230	257,416
MP Materials Corp (b)(c)	53,897	1,183,578
Newmont Corp	513,471	21,935,481
Nucor Corp	106,021	13,616,277
Olympic Steel Inc	4,080	140,638
Piedmont Lithium Inc (b)(c)	7,364	60,752
Radius Recycling Inc Class A	12,275	147,423
Ramaco Resources Inc Class A	12,614	119,455
Reliance Inc	24,463	7,082,039
Royal Gold Inc	29,795	4,165,937
Ryerson Holding Corp	12,174	272,211
Steel Dynamics Inc	63,850	8,185,570
SunCoke Energy Inc	37,064	348,031
United States Steel Corp	101,852	3,753,246
Warrior Met Coal Inc	23,326	1,230,913
Worthington Steel Inc	15,693	455,882
		108,779,419
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	7,199	231,447
Louisiana-Pacific Corp	28,315	3,312,006
Sylvamo Corp	15,431	1,236,023
		4,779,476
TOTAL MATERIALS		574,316,693

Real Estate - 2.5%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	32,449	579,215
American Assets Trust Inc	20,771	504,320
Armada Hoffler Properties Inc Class A	37,544	367,180
Broadstone Net Lease Inc Class A	89,700	1,411,878
CTO Realty Growth Inc	12,444	244,276
Empire State Realty Trust Inc Class A	61,325	586,267
Essential Properties Realty Trust Inc	78,921	2,533,364
Gladstone Commercial Corp	21,498	348,483
Global Net Lease Inc	95,670	687,867
One Liberty Properties Inc	6,742	173,067
WP Carey Inc	99,179	5,545,098
		12,981,015
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	70,457	6,858,989
CareTrust REIT Inc	84,374	2,235,911
Community Healthcare Trust Inc	11,479	227,628
Diversified Healthcare Trust	91,235	226,262
Global Medical REIT Inc	26,098	204,607
Healthcare Realty Trust Inc	160,444	2,687,437
Healthpeak Properties Inc	316,583	6,540,605
LTC Properties Inc	20,875	718,100
Medical Properties Trust Inc (c)	267,414	1,254,172
National Health Investors Inc	20,615	1,404,088
Omega Healthcare Investors Inc	121,942	4,519,171
Sabra Health Care REIT Inc	107,176	1,790,911
Universal Health Realty Income Trust	6,018	234,943
Ventas Inc	189,147	11,428,262
Welltower Inc	266,589	36,384,067
		76,715,153
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	101,919	1,573,629
Chatham Lodging Trust	20,488	179,065
DiamondRock Hospitality Co	92,436	811,588
Host Hotels & Resorts Inc	316,220	5,284,036
Park Hotels & Resorts Inc	94,697	1,277,463
Pebblebrook Hotel Trust	53,001	695,903
RLJ Lodging Trust	67,521	658,330
Ryman Hospitality Properties Inc	27,165	2,847,979
Service Properties Trust	69,003	196,659
Summit Hotel Properties Inc	51,071	342,686
Sunstone Hotel Investors Inc	89,728	1,016,618
Xenia Hotels & Resorts Inc	45,975	687,786
		15,571,742
Industrial REITs - 0.3%
Americold Realty Trust Inc	116,979	2,555,991
EastGroup Properties Inc	22,315	3,785,070
First Industrial Realty Trust Inc	60,370	3,223,154
Industrial Logistics Properties Trust	24,586	97,606
Lineage Inc (c)	27,149	1,628,940
LXP Industrial Trust	134,603	1,119,897
Plymouth Industrial REIT Inc	19,550	328,440
Prologis Inc	417,728	49,814,065
Rexford Industrial Realty Inc	99,912	4,062,422
STAG Industrial Inc Class A	82,644	2,824,772
Terreno Realty Corp	45,321	2,964,900
		72,405,257
Office REITs - 0.1%
Brandywine Realty Trust	78,828	432,766
BXP Inc	65,799	4,812,539
City Office Reit Inc	16,454	87,371
COPT Defense Properties	52,003	1,530,968
Cousins Properties Inc	75,431	2,302,908
Douglas Emmett Inc	75,753	1,390,825
Easterly Government Properties Inc	45,227	513,779
Equity Commonwealth	47,519	82,683
Highwoods Properties Inc	48,206	1,436,057
Hudson Pacific Properties Inc	61,344	192,007
JBG SMITH Properties	37,977	589,023
Kilroy Realty Corp	48,635	1,897,738
NET Lease Office Properties	6,906	220,440
Office Properties Income Trust	19,670	17,872
Orion Office REIT Inc	22,818	92,413
Paramount Group Inc	95,162	465,342
Peakstone Realty Trust	15,063	161,927
Piedmont Office Realty Trust Inc Class A1	55,429	484,449
Postal Realty Trust Inc Class A	12,987	170,909
SL Green Realty Corp	31,932	2,151,897
Vornado Realty Trust	75,010	3,244,933
		22,278,846
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (b)	46,356	167,345
CBRE Group Inc Class A (b)	135,731	19,645,705
Compass Inc Class A (b)	189,403	1,373,172
CoStar Group Inc (b)	184,659	14,144,879
Cushman & Wakefield PLC (b)	104,590	1,442,296
Douglas Elliman Inc (b)	30,562	54,400
eXp World Holdings Inc (c)	36,792	418,693
Forestar Group Inc (b)	8,111	193,528
Howard Hughes Holdings Inc (b)	13,820	1,055,433
Jones Lang LaSalle Inc (b)	21,324	6,030,427
Kennedy-Wilson Holdings Inc	56,094	507,651
Marcus & Millichap Inc	11,000	419,760
Newmark Group Inc Class A	62,328	880,695
Opendoor Technologies Inc Class A (b)	295,840	408,259
RE/MAX Holdings Inc Class A (b)	7,450	74,351
Redfin Corp (b)(c)	57,073	456,584
RMR Group Inc/The Class A	7,216	134,723
Seaport Entertainment Group Inc	3,478	92,550
Seritage Growth Properties Class A (b)(c)	15,193	56,822
St Joe Co/The	17,725	852,573
Zillow Group Inc Class A (b)	22,841	1,809,007
Zillow Group Inc Class C (b)	70,112	5,764,609
		55,983,462
Residential REITs - 0.3%
American Homes 4 Rent Class A	143,334	4,963,656
Apartment Investment and Management Co Class A	59,653	539,263
AvalonBay Communities Inc	64,037	14,184,836
Camden Property Trust	48,315	5,493,899
Centerspace	8,019	487,154
Elme Communities	38,343	585,114
Equity LifeStyle Properties Inc	86,291	5,647,746
Equity Residential	153,751	10,859,433
Essex Property Trust Inc	28,994	8,250,823
Independence Realty Trust Inc	100,675	1,933,967
Invitation Homes Inc	257,305	8,015,051
Mid-America Apartment Communities Inc	52,725	8,044,781
NexPoint Residential Trust Inc	10,632	419,750
Sun Communities Inc	54,022	6,833,783
UDR Inc	135,900	5,672,466
UMH Properties Inc	34,279	616,679
Veris Residential Inc	35,821	570,987
		83,119,388
Retail REITs - 0.3%
Acadia Realty Trust	54,467	1,254,920
Agree Realty Corp	46,685	3,387,930
Alexander's Inc	903	171,525
Brixmor Property Group Inc	136,881	3,567,119
CBL & Associates Properties Inc	5,811	177,875
Curbline Properties Corp	42,303	1,035,154
Federal Realty Investment Trust	34,448	3,742,086
Getty Realty Corp	23,429	726,533
InvenTrust Properties Corp	34,254	1,018,714
Kimco Realty Corp	304,502	6,836,070
Kite Realty Group Trust	100,102	2,317,361
Macerich Co/The	111,138	2,309,448
NETSTREIT Corp	36,179	523,872
NNN REIT Inc	84,537	3,329,912
Phillips Edison & Co Inc	55,199	2,005,380
Realty Income Corp	394,506	21,555,808
Regency Centers Corp	73,607	5,287,927
Retail Opportunity Investments Corp	57,570	1,005,748
Saul Centers Inc	6,149	224,561
Simon Property Group Inc	138,199	24,027,279
SITE Centers Corp	21,651	324,332
Tanger Inc	49,726	1,632,007
Urban Edge Properties	59,313	1,206,426
Whitestone REIT	21,729	291,169
		87,959,156
Specialized REITs - 0.9%
American Tower Corp	210,744	38,977,103
Crown Castle Inc	196,082	17,506,201
CubeSmart	103,212	4,303,940
Digital Realty Trust Inc	140,642	23,045,598
EPR Properties	33,924	1,563,896
Equinix Inc	43,511	39,754,261
Extra Space Storage Inc	95,719	14,740,726
Farmland Partners Inc	18,071	210,889
Four Corners Property Trust Inc	44,426	1,218,605
Gaming and Leisure Properties Inc	123,880	5,994,553
Gladstone Land Corp	14,219	154,418
Iron Mountain Inc	132,455	13,453,454
Lamar Advertising Co Class A	39,574	5,002,945
National Storage Affiliates Trust	31,746	1,179,364
Outfront Media Inc	61,557	1,132,649
PotlatchDeltic Corp	32,562	1,456,498
Public Storage Operating Co	71,141	21,234,166
Rayonier Inc	63,144	1,650,584
Safehold Inc	20,591	333,780
SBA Communications Corp Class A	48,477	9,577,116
Uniti Group Inc	109,595	597,293
VICI Properties Inc	475,795	14,164,417
Weyerhaeuser Co	328,514	10,059,099
		227,311,555
TOTAL REAL ESTATE		654,325,574

Utilities - 2.2%
Electric Utilities - 1.4%
ALLETE Inc	25,967	1,703,955
Alliant Energy Corp	115,707	6,812,828
American Electric Power Co Inc	240,000	23,606,400
Constellation Energy Corp	141,045	42,310,679
Duke Energy Corp	348,070	38,980,359
Edison International	174,895	9,444,330
Entergy Corp	193,285	15,671,548
Evergy Inc	103,265	6,626,515
Eversource Energy	165,216	9,529,659
Exelon Corp	452,916	18,116,640
FirstEnergy Corp	230,868	9,188,546
Genie Energy Ltd Class B	9,013	129,155
Hawaiian Electric Industries Inc (b)	77,992	712,847
IDACORP Inc	24,153	2,655,381
MGE Energy Inc	16,234	1,458,625
NextEra Energy Inc	927,262	66,354,869
NRG Energy Inc	91,454	9,368,548
OGE Energy Corp	90,240	3,810,835
Otter Tail Corp	18,882	1,454,669
PG&E Corp	986,955	15,445,846
Pinnacle West Capital Corp	51,020	4,436,699
Portland General Electric Co	47,647	1,960,198
PPL Corp	332,373	11,167,733
Southern Co/The	493,783	41,453,083
TXNM Energy Inc	41,281	1,995,936
Xcel Energy Inc	258,859	17,395,325
		361,791,208
Gas Utilities - 0.1%
Atmos Energy Corp	69,949	9,968,432
Chesapeake Utilities Corp	10,346	1,264,799
MDU Resources Group Inc	91,438	1,629,425
National Fuel Gas Co	40,934	2,866,608
New Jersey Resources Corp	45,849	2,198,460
Northwest Natural Holding Co	18,517	739,199
ONE Gas Inc	25,507	1,801,814
Southwest Gas Holdings Inc	26,980	2,014,866
Spire Inc	25,721	1,825,162
UGI Corp	96,992	2,980,564
		27,289,329
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	322,141	3,543,551
Altus Power Inc Class A (b)(c)	28,147	113,432
Clearway Energy Inc Class A	15,557	381,613
Clearway Energy Inc Class C	38,408	995,920
Montauk Renewables Inc (b)	28,256	118,110
Ormat Technologies Inc	26,109	1,674,892
Sunnova Energy International Inc (b)(c)	49,738	127,827
Vistra Corp	153,445	25,783,364
		32,738,709
Multi-Utilities - 0.6%
Ameren Corp	120,374	11,339,231
Avista Corp	35,109	1,285,692
Black Hills Corp	32,847	1,929,104
CenterPoint Energy Inc	294,219	9,582,713
CMS Energy Corp	134,569	8,881,554
Consolidated Edison Inc	156,200	14,642,188
Dominion Energy Inc	378,839	21,059,660
DTE Energy Co	93,344	11,190,079
NiSource Inc	210,309	7,844,526
NorthWestern Corp	27,978	1,508,294
Public Service Enterprise Group Inc	224,748	18,775,448
Sempra	285,865	23,706,784
Unitil Corp	7,458	399,524
WEC Energy Group Inc	142,485	14,143,061
		146,287,858
Water Utilities - 0.0%
American States Water Co	16,985	1,265,383
American Water Works Co Inc	87,893	10,954,984
Artesian Resources Corp Class A	3,851	119,380
California Water Service Group	26,416	1,196,381
Consolidated Water Co Ltd	6,215	162,709
Essential Utilities Inc	114,368	4,057,777
Middlesex Water Co	8,408	425,781
SJW Group	13,687	687,498
York Water Co/The	5,922	183,167
		19,053,060
TOTAL UTILITIES		587,160,164

TOTAL UNITED STATES		26,161,325,428
TOTAL COMMON STOCKS (Cost $17,313,820,432)		26,376,770,794

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (j) (Cost $3,503,817)	4.46	3,512,000	3,504,954

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.37	60,952,164	60,964,354
Fidelity Securities Lending Cash Central Fund (k)(l)	4.37	174,090,095	174,107,504
TOTAL MONEY MARKET FUNDS (Cost $235,071,858)			235,071,858

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $17,552,396,107)	26,615,347,606
NET OTHER ASSETS (LIABILITIES) - (0.5)% (h)	(145,271,818)
NET ASSETS - 100.0%	26,470,075,788

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	65	Mar 2025	7,460,050	161,600	161,600
CME E-mini S&P 500 Index Contracts (United States)	266	Mar 2025	80,694,425	1,652,378	1,652,378
CME E-mini S&P MidCap 400 Index Contracts (United States)	13	Mar 2025	4,225,000	109,125	109,125

TOTAL FUTURES CONTRACTS					1,923,103
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $5,678 and all restrictions are set to expire on or before April 14, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $428,567 or 0.0% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Includes $882,859 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,504,955.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,045,242	622,309,015	604,389,903	695,636	-	-	60,964,354	60,952,164	0.1%
Fidelity Securities Lending Cash Central Fund	160,056,780	211,189,194	197,138,470	292,858	-	-	174,107,504	174,090,095	0.8%
Total	203,102,022	833,498,209	801,528,373	988,494	-	-	235,071,858	235,042,259

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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